American Century Investments®
Quarterly Portfolio Holdings
Avantis® International Equity Fund
November 30, 2021

Avantis International Equity Fund - Schedule of Investments
NOVEMBER 30, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.3%
Australia — 6.2%
Adairs Ltd.(1)	1,603	4,083
Adbri Ltd.	5,681	11,521
Afterpay Ltd.(2)	244	18,686
AGL Energy Ltd.	1,701	6,498
Alkane Resources Ltd.(1)(2)	2,522	1,438
Alliance Aviation Services Ltd.(2)	1,918	5,760
ALS Ltd.	829	7,275
Altium Ltd.	597	17,758
Alumina Ltd.	4,089	5,198
AMP Ltd.(2)	36,465	26,741
Ampol Ltd.	692	14,035
Ansell Ltd.	204	4,621
APA Group	2,570	17,378
Appen Ltd.	277	1,864
ARB Corp. Ltd.	367	13,865
Ardent Leisure Group Ltd.(2)	1,272	1,311
Aristocrat Leisure Ltd.	1,308	40,653
ASX Ltd.	1,456	93,057
Atlas Arteria Ltd.	1,021	4,682
Atlassian Corp. plc, Class A(2)	361	135,852
Aurelia Metals Ltd.(2)	17,744	5,411
Aurizon Holdings Ltd.	15,384	36,790
AusNet Services Ltd.	9,877	17,839
Austal Ltd.	4,451	5,767
Australia & New Zealand Banking Group Ltd.	11,542	218,168
Australian Agricultural Co. Ltd.(2)	2,182	2,331
Australian Ethical Investment Ltd.	409	4,247
Australian Finance Group Ltd.	704	1,349
Australian Pharmaceutical Industries Ltd.	6,282	6,707
Australian Strategic Materials Ltd.(2)	504	4,763
Bank of Queensland Ltd.(1)	6,354	34,381
Beach Energy Ltd.	17,546	14,704
Bega Cheese Ltd.	4,198	16,297
Bendigo & Adelaide Bank Ltd.	5,047	30,644
BHP Group Ltd., ADR(1)	3,791	213,016
Blackmores Ltd.	116	7,489
BlueScope Steel Ltd.	4,223	58,697
Brambles Ltd.	10,121	71,704
Breville Group Ltd.	604	12,801
Brickworks Ltd.	607	9,884
carsales.com Ltd.	1,859	33,016
Cedar Woods Properties Ltd.	198	756
Challenger Ltd.	7,452	34,032
Champion Iron Ltd.(2)	4,546	14,395
Class Ltd.	662	1,240
Cleanaway Waste Management Ltd.	4,316	8,850
Cochlear Ltd.	118	18,145
Codan Ltd.	230	1,587

Coles Group Ltd.	7,298	93,194
Collins Foods Ltd.	144	1,432
Commonwealth Bank of Australia	4,877	321,986
Computershare Ltd.	641	8,663
Coronado Global Resources, Inc.(2)	9,431	7,371
Costa Group Holdings Ltd.	578	1,176
Credit Corp. Group Ltd.	200	4,639
Crown Resorts Ltd.(2)	1,349	10,541
CSL Ltd.	948	206,131
CSR Ltd.	4,888	20,202
Data#3 Ltd.	932	3,760
Deterra Royalties Ltd.	3,894	11,379
Dicker Data Ltd.(1)	234	2,340
Domino's Pizza Enterprises Ltd.	338	30,922
Downer EDI Ltd.	3,856	15,441
Eagers Automotive Ltd.	1,100	10,869
Eclipx Group Ltd.(2)	5,402	8,399
Elders Ltd.	290	2,303
Emeco Holdings Ltd.	5,966	3,978
EML Payments Ltd.(2)	3,800	9,624
Endeavour Group Ltd.	5,570	27,055
EVENT Hospitality and Entertainment Ltd.(2)	724	7,832
Evolution Mining Ltd.	13,895	39,713
Flight Centre Travel Group Ltd.(1)(2)	361	4,531
Fortescue Metals Group Ltd.	7,775	93,368
Genworth Mortgage Insurance Australia Ltd.	1,713	2,723
Gold Road Resources Ltd.	13,654	14,102
GrainCorp Ltd., A Shares	3,047	14,675
Grange Resources Ltd.	15,468	6,788
GUD Holdings Ltd.	684	5,866
GWA Group Ltd.	2,433	4,434
Harvey Norman Holdings Ltd.	5,521	19,822
Healius Ltd.	2,245	7,661
HT&E Ltd.	1,854	2,345
Humm Group Ltd.(2)	743	384
IDP Education Ltd.	1,098	27,071
IGO Ltd.	5,101	37,778
Iluka Resources Ltd.	5,491	33,397
Imdex Ltd.	5,249	10,457
Incitec Pivot Ltd.	6,650	15,079
Infomedia Ltd.	4,782	4,989
Inghams Group Ltd.(1)	3,906	9,559
Insurance Australia Group Ltd.	3,293	10,344
Integrated Research Ltd.(1)(2)	1,922	1,647
InvoCare Ltd.	1,729	14,000
IOOF Holdings Ltd.	2,703	7,082
IPH Ltd.	175	1,111
IRESS Ltd.	889	7,794
James Hardie Industries plc	2,080	81,524
JB Hi-Fi Ltd.(1)	1,381	47,168
Johns Lyng Group Ltd.	704	3,718
Jumbo Interactive Ltd.	617	7,590
Jupiter Mines Ltd.	22,840	3,019
Karoon Energy Ltd.(2)	10,001	11,871
Kelsian Group Ltd.	288	1,317

Kogan.com Ltd.(1)	842	4,739
Lendlease Corp. Ltd.	2,729	20,568
Link Administration Holdings Ltd.	2,543	8,907
Lovisa Holdings Ltd.	719	10,459
Lynas Rare Earths Ltd.(2)	5,893	36,916
Macmahon Holdings Ltd.	6,093	801
Macquarie Group Ltd.	945	131,603
Magellan Financial Group Ltd.	644	15,074
Mayne Pharma Group Ltd.(2)	42,422	7,957
McMillan Shakespeare Ltd.	968	8,607
Medibank Pvt Ltd.	17,562	42,909
Metcash Ltd.	9,942	28,589
Mineral Resources Ltd.	1,750	56,162
Monadelphous Group Ltd.	839	5,572
Money3 Corp. Ltd.	3,577	7,848
Mount Gibson Iron Ltd.	15,532	4,024
Myer Holdings Ltd.(2)	2,116	780
MyState Ltd.(1)	613	2,027
National Australia Bank Ltd.	12,269	237,075
Netwealth Group Ltd.	1,149	13,394
New Energy Solar	2,331	1,348
New Hope Corp. Ltd.(1)	4,936	7,234
Newcrest Mining Ltd.	4,900	81,283
NEXTDC Ltd.(2)	771	6,541
nib holdings Ltd.	3,090	15,275
Nick Scali Ltd.	1,075	11,607
Nine Entertainment Co. Holdings Ltd.	9,409	19,520
Northern Star Resources Ltd.	2,841	18,966
NRW Holdings Ltd.	5,096	6,282
Nufarm Ltd.	3,201	10,411
Oil Search Ltd.	16,253	43,707
Omni Bridgeway Ltd.(2)	656	1,511
Orica Ltd.	3,914	39,176
Origin Energy Ltd.	5,239	17,840
Orocobre Ltd.(2)	5,630	40,463
Orora Ltd.	7,725	18,279
OZ Minerals Ltd.	2,791	51,328
Pacific Current Group Ltd.	220	1,084
Paladin Energy Ltd.(2)	44,959	30,173
Peet Ltd.	1,161	890
Pendal Group Ltd.	904	3,931
Perenti Global Ltd.	7,641	4,442
Perpetual Ltd.	305	7,391
Perseus Mining Ltd.(2)	23,044	26,737
Pilbara Minerals Ltd.(2)	28,029	51,234
Platinum Asset Management Ltd.	2,221	4,260
Premier Investments Ltd.	925	20,098
Pro Medicus Ltd.(1)	76	3,353
PWR Holdings Ltd.	302	1,914
Qantas Airways Ltd.(2)	2,914	10,417
QBE Insurance Group Ltd.	5,392	44,363
Qube Holdings Ltd.	16,040	36,211
Ramelius Resources Ltd.	15,930	17,892
Ramsay Health Care Ltd.	461	21,820
REA Group Ltd.	204	23,353

Red 5 Ltd.(1)(2)	29,625	5,685
Reece Ltd.	610	10,081
Regis Resources Ltd.	8,289	10,575
Reliance Worldwide Corp. Ltd.	3,953	17,160
Resimac Group Ltd.(1)	2,359	2,674
Resolute Mining Ltd.(2)	13,533	3,410
Rio Tinto Ltd.	977	64,827
Sandfire Resources Ltd.	6,798	28,891
Santos Ltd.	17,948	80,932
SEEK Ltd.	519	12,735
Select Harvests Ltd.	1,691	7,856
Senex Energy Ltd.	2,725	8,313
Seven Group Holdings Ltd.	1,190	17,945
Sigma Healthcare Ltd.	13,377	4,956
Silver Lake Resources Ltd.(2)	16,247	19,074
Sims Ltd.	1,174	11,722
SmartGroup Corp. Ltd.	213	1,152
Sonic Healthcare Ltd.	474	14,333
South32 Ltd.	29,240	73,067
Southern Cross Media Group Ltd.	4,053	5,836
St. Barbara Ltd.	9,352	8,946
Star Entertainment Grp Ltd. (The)(2)	4,164	10,430
Suncorp Group Ltd.	5,632	43,153
Super Retail Group Ltd.	1,871	16,599
Sydney Airport(2)	1,688	9,942
Tassal Group Ltd.	2,716	6,380
Technology One Ltd.	1,557	13,517
Telstra Corp. Ltd.	21,084	60,763
TPG Telecom Ltd.(1)	527	2,519
Transurban Group	7,129	68,816
Treasury Wine Estates Ltd.	5,591	48,004
Tuas Ltd.(2)	517	636
United Malt Grp Ltd.	889	2,601
Viva Energy Group Ltd.	11,356	17,647
Washington H Soul Pattinson & Co. Ltd.(1)	499	11,001
Wesfarmers Ltd.	3,934	158,577
West African Resources Ltd.(2)	15,935	14,728
Western Areas Ltd.(2)	3,767	7,583
Westgold Resources Ltd.	4,361	6,265
Westpac Banking Corp., ADR(1)	9,887	141,977
Whitehaven Coal Ltd.(2)	12,581	21,591
WiseTech Global Ltd.	66	2,418
Woodside Petroleum Ltd.	6,844	103,839
Woolworths Group Ltd.	3,580	103,649
Worley Ltd.	123	832
Xero Ltd.(2)	136	13,813
		5,321,245
Austria — 0.3%
Addiko Bank AG	63	990
ANDRITZ AG	277	13,221
AT&S Austria Technologie & Systemtechnik AG	321	15,746
BAWAG Group AG(2)	235	13,648
DO & CO. AG(2)	67	4,988
Erste Group Bank AG	861	37,723
EVN AG	389	11,219

IMMOFINANZ AG(1)(2)	530	12,331
Lenzing AG(1)(2)	88	10,488
Oesterreichische Post AG	141	5,824
OMV AG	404	21,454
Palfinger AG	238	9,210
Porr AG(1)(2)	59	812
Raiffeisen Bank International AG	434	12,907
S IMMO AG	41	917
Schoeller-Bleckmann Oilfield Equipment AG(2)	122	4,128
Semperit AG Holding	239	7,027
Telekom Austria AG(2)	1,177	9,966
UNIQA Insurance Group AG	1,663	14,497
Verbund AG	155	16,209
Vienna Insurance Group AG Wiener Versicherung Gruppe	237	6,582
voestalpine AG	461	15,558
Wienerberger AG	313	11,522
		256,967
Belgium — 0.9%
Ackermans & van Haaren NV	182	30,194
Ageas SA/NV	1,150	59,472
AGFA-Gevaert NV(2)	898	3,615
Anheuser-Busch InBev SA, ADR	1,550	86,366
Argenx SE, ADR(2)	55	15,357
Barco NV	429	8,635
Bekaert SA	521	20,973
bpost SA(2)	1,137	9,256
Cie d'Entreprises CFE	92	9,545
D'ieteren Group	122	22,259
Deceuninck NV	1,645	6,435
Econocom Group SA	2,474	9,460
Elia Group SA	186	23,172
Etablissements Franz Colruyt NV	625	29,341
Euronav NV	2,736	25,682
EVS Broadcast Equipment SA	45	1,074
Fagron	492	7,376
Galapagos NV, ADR(2)	169	8,210
Gimv NV	364	21,971
Greenyard NV(2)	440	4,302
Ion Beam Applications	379	6,131
KBC Ancora	509	24,216
KBC Group NV	1,024	85,955
Kinepolis Group NV(1)(2)	101	5,399
Melexis NV	238	27,712
Ontex Group NV(1)(2)	466	3,916
Proximus SADP(1)	1,809	32,882
Recticel SA	513	9,654
Solvay SA	537	60,084
Telenet Group Holding NV	98	3,516
Tessenderlo Group SA(2)	202	7,614
UCB SA	337	36,851
Umicore SA	979	47,872
VGP NV	25	6,656
		761,153
Canada — 10.0%
AcuityAds Holdings, Inc.(2)	500	1,773

Advantage Energy Ltd.(1)(2)	2,900	16,095
Aecon Group, Inc.	960	12,234
Agnico Eagle Mines Ltd.	1,811	90,277
Air Canada(2)	400	6,513
Alamos Gold, Inc., Class A	2,100	16,061
Alaris Equity Partners Income	100	1,419
Algonquin Power & Utilities Corp.	1,900	25,716
Alimentation Couche-Tard, Inc., B Shares	3,000	109,906
AltaGas Ltd.(1)	700	13,316
Altius Minerals Corp.	500	6,313
ARC Resources Ltd.(1)	6,588	57,812
Argonaut Gold, Inc.(2)	5,100	13,973
Aritzia, Inc.(2)	600	23,775
Atco Ltd., Class I	600	19,553
Athabasca Oil Corp.(2)	7,700	7,173
Atrium Mortgage Investment Corp.(1)	100	1,055
Aurinia Pharmaceuticals, Inc.(2)	412	7,762
AutoCanada, Inc.(2)	400	10,108
B2Gold Corp.	8,400	33,273
Badger Infrastructure Solutions Ltd.	400	9,816
Bank of Montreal	2,417	251,718
Bank of Nova Scotia (The)	3,600	224,829
Barrick Gold Corp., (Toronto)	5,700	108,338
Bausch Health Cos., Inc.(2)	920	21,836
Baytex Energy Corp.(2)	12,350	35,577
BCE, Inc.(1)	400	20,131
Birchcliff Energy Ltd.(1)	3,300	16,765
Bird Construction, Inc.(1)	300	2,224
BlackBerry Ltd.(2)	1,700	16,196
Bombardier, Inc., B Shares(2)	7,100	9,615
Boyd Group Services, Inc.	99	15,996
Brookfield Asset Management Reinsurance Partners Ltd., A Shares(2)	11	631
Brookfield Asset Management, Inc., Class A	2,250	125,653
Brookfield Infrastructure Corp., A Shares(1)	875	51,701
Brookfield Infrastructure Corp., Class A(1)	71	4,202
BRP, Inc.	100	7,903
CAE, Inc.(2)	1,300	31,242
Calibre Mining Corp.(2)	2,700	2,853
Cameco Corp.(1)	1,800	41,976
Canaccord Genuity Group, Inc.(1)	1,200	13,330
Canacol Energy Ltd.(1)	2,100	5,162
Canada Goose Holdings, Inc.(2)	300	13,379
Canadian Imperial Bank of Commerce	1,800	200,720
Canadian National Railway Co.	1,800	228,070
Canadian Natural Resources Ltd.	6,400	261,721
Canadian Pacific Railway Ltd.	1,700	118,971
Canadian Tire Corp. Ltd., Class A	500	66,085
Canadian Utilities Ltd., A Shares(1)	1,000	26,850
Canadian Western Bank	800	23,134
Canfor Corp.(2)	500	10,666
Capital Power Corp.	1,200	35,790
Capstone Mining Corp.(2)	5,000	24,541
Cardinal Energy Ltd.(2)	2,000	6,325
Cargojet, Inc.	100	13,103
Cascades, Inc.	800	8,411

CCL Industries, Inc., Class B	400	19,630
Celestica, Inc.(2)	1,700	17,420
Cenovus Energy, Inc.	9,938	117,938
Centerra Gold, Inc.	1,900	13,981
CES Energy Solutions Corp.	4,300	5,992
CGI, Inc.(2)	700	58,479
Chorus Aviation, Inc.(1)(2)	1,800	4,889
CI Financial Corp.	800	17,635
Cogeco Communications, Inc.	100	7,643
Cogeco, Inc.	100	6,251
Colliers International Group, Inc. (Toronto)	200	27,001
Computer Modelling Group Ltd.	200	714
Constellation Software, Inc.	100	170,159
Converge Technology Solutions Corp.(1)(2)	600	5,105
Corus Entertainment, Inc., B Shares(1)	2,600	10,034
Crescent Point Energy Corp.	8,000	34,444
Descartes Systems Group, Inc. (The)(2)	200	16,080
Dollarama, Inc.	1,000	43,195
Dorel Industries, Inc., Class B(2)	500	7,589
DREAM Unlimited Corp., Class A	400	10,815
Dundee Precious Metals, Inc.	1,390	8,846
ECN Capital Corp.	300	2,494
Eldorado Gold Corp. (Toronto)(2)	1,200	10,793
Element Fleet Management Corp.	4,800	46,292
Emera, Inc.	1,200	55,132
Empire Co. Ltd., Class A	1,200	34,409
Enbridge, Inc.	3,200	120,064
Endeavour Mining plc	1,938	45,467
Enerflex Ltd.	1,000	5,769
Enerplus Corp.(1)	3,758	35,507
Enghouse Systems Ltd.	300	12,433
Equinox Gold Corp.(1)(2)	1,293	9,160
Equitable Group, Inc.	400	23,353
ERO Copper Corp.(2)	600	9,713
Evertz Technologies Ltd.	400	4,074
Exchange Income Corp.	300	9,624
Exco Technologies Ltd.	200	1,425
Extendicare, Inc.(1)	1,100	5,675
Fairfax Financial Holdings Ltd.	100	44,381
Finning International, Inc.	1,800	45,865
First Majestic Silver Corp.(1)	900	10,723
First Mining Gold Corp.(1)(2)	9,000	2,184
First National Financial Corp.(1)	100	3,226
First Quantum Minerals Ltd.	4,200	89,527
FirstService Corp.	200	38,442
Fortis, Inc.	1,300	56,235
Fortuna Silver Mines, Inc.(1)(2)	3,699	12,885
Franco-Nevada Corp.	400	54,853
Freehold Royalties Ltd.(1)	1,300	11,072
Galiano Gold, Inc.(1)(2)	1,100	792
George Weston Ltd.	300	31,662
Gibson Energy, Inc.(1)	1,000	18,091
Gildan Activewear, Inc.	1,500	60,766
goeasy Ltd.(1)	200	27,209
Gran Colombia Gold Corp.	300	1,179

Great-West Lifeco, Inc.	1,400	40,637
Hardwoods Distribution, Inc.	100	3,277
Heroux-Devtek, Inc.(2)	600	8,064
High Liner Foods, Inc.(1)	200	2,178
Home Capital Group, Inc.(2)	800	25,958
Hudbay Minerals, Inc.	2,400	16,195
Hut 8 Mining Corp.(1)(2)	700	8,543
Hydro One Ltd.	1,500	36,671
i-80 Gold Corp.(2)	800	1,660
iA Financial Corp., Inc.	600	31,882
IAMGOLD Corp.(2)	5,900	18,151
IGM Financial, Inc.	200	7,228
Imperial Oil Ltd.	1,500	49,587
Intact Financial Corp.	400	49,636
Interfor Corp.	1,000	24,972
International Petroleum Corp.(2)	2,000	9,895
Intertape Polymer Group, Inc.	900	17,240
Ivanhoe Mines Ltd., Class A(2)	2,400	19,050
Karora Resources, Inc.(2)	1,900	6,113
Kelt Exploration Ltd.(2)	4,300	14,440
Keyera Corp.(1)	2,000	43,931
Kinross Gold Corp.	9,800	58,150
Kirkland Lake Gold Ltd.	1,830	72,358
Knight Therapeutics, Inc.(2)	1,000	4,125
Labrador Iron Ore Royalty Corp.	500	14,196
Largo, Inc.(2)	700	6,773
Laurentian Bank of Canada(1)	300	8,619
LifeWorks, Inc.(1)	300	5,855
Lightspeed Commerce, Inc.(2)	100	5,059
Linamar Corp.	500	28,706
Loblaw Cos. Ltd.	1,200	90,461
Lundin Mining Corp.	4,300	33,762
Magna International, Inc.	1,600	119,926
Major Drilling Group International, Inc.(2)	300	2,020
Manulife Financial Corp.(1)	7,100	126,944
Maple Leaf Foods, Inc.	400	8,846
Martinrea International, Inc.	1,100	8,482
MEG Energy Corp.(2)	3,100	25,238
Methanex Corp.	1,000	39,947
Metro, Inc.	1,200	57,264
MTY Food Group, Inc.(1)	200	8,641
Mullen Group Ltd.(1)	1,400	12,636
National Bank of Canada	1,900	147,648
New Gold, Inc. (Toronto)(2)	8,300	12,085
NexGen Energy Ltd.(2)	2,100	9,831
North American Construction Group Ltd.(1)	700	9,935
North West Co., Inc. (The)	700	18,450
Northland Power, Inc.	1,180	35,323
Novagold Resources, Inc.(2)	392	2,646
Nutrien Ltd.	1,400	92,804
Nuvei Corp.(2)	100	9,847
NuVista Energy Ltd.(1)(2)	1,000	4,846
Obsidian Energy Ltd.(1)(2)	1,400	4,910
OceanaGold Corp.(2)	3,700	6,720
Onex Corp.	900	65,394

Open Text Corp.	900	42,666
Osisko Gold Royalties Ltd. (Toronto)	900	10,998
Osisko Mining, Inc.(2)	1,400	3,419
Pan American Silver Corp.(1)	770	19,668
Paramount Resources Ltd., A Shares	1,000	16,791
Parex Resources, Inc.	1,700	27,254
Parkland Corp.	600	15,490
Pason Systems, Inc.	1,100	9,059
Pembina Pipeline Corp.	1,900	56,221
Peyto Exploration & Development Corp.(1)	3,100	25,286
Pizza Pizza Royalty Corp.(1)	200	1,789
Pollard Banknote Ltd.(1)	200	5,777
Power Corp. of Canada	1,805	58,229
PrairieSky Royalty Ltd.	1,200	13,114
Precision Drilling Corp.(1)(2)	300	9,525
Pretium Resources, Inc.(2)	1,350	18,261
Primo Water Corp.	700	11,633
Quarterhill, Inc.(1)	800	1,622
Quebecor, Inc., Class B	500	11,128
Real Matters, Inc.(2)	650	3,979
Resolute Forest Products, Inc.	500	5,671
Restaurant Brands International, Inc.	600	33,568
Richelieu Hardware Ltd.	400	13,255
Ritchie Bros Auctioneers, Inc.	400	27,151
Rogers Communications, Inc., Class B	1,600	71,593
Royal Bank of Canada	3,783	374,021
Russel Metals, Inc.(1)	1,000	25,942
Sabina Gold & Silver Corp.(2)	3,500	4,274
Sandstorm Gold Ltd.(2)	800	4,954
Saputo, Inc.	900	19,924
Secure Energy Services, Inc.	2,000	8,157
Shaw Communications, Inc., B Shares	2,900	83,995
ShawCor Ltd.(1)(2)	2,500	9,355
Shopify, Inc., Class A(2)	100	151,946
Sienna Senior Living, Inc.(1)	100	1,061
Silvercorp Metals, Inc.(1)	800	3,231
Sleep Country Canada Holdings, Inc.	200	5,782
SNC-Lavalin Group, Inc.	100	2,417
Spin Master Corp.(2)	400	14,491
SSR Mining, Inc.	1,409	25,578
Stantec, Inc.	400	21,656
Stelco Holdings, Inc.	500	16,032
Stella-Jones, Inc.	500	15,664
Storm Resources Ltd.(2)	2,000	9,801
Sun Life Financial, Inc.	1,800	95,576
Suncor Energy, Inc.	7,866	191,624
SunOpta, Inc.(2)	900	5,361
Superior Plus Corp.	1,400	14,609
Tamarack Valley Energy Ltd.(2)	6,700	17,990
Taseko Mines Ltd.(2)	3,500	7,233
TC Energy Corp.	1,800	84,431
Teck Resources Ltd., Class B	2,800	74,260
TECSYS, Inc.(1)	200	8,426
TELUS Corp.	1,700	38,859
TFI International, Inc.	500	49,646

Thomson Reuters Corp.	400	47,861
Timbercreek Financial Corp.(1)	700	4,970
TMX Group Ltd.	300	29,113
Torex Gold Resources, Inc.(2)	1,060	11,609
Toromont Industries Ltd.	400	33,598
Toronto-Dominion Bank (The)	4,390	309,803
Tourmaline Oil Corp.	3,000	99,832
TransAlta Corp.	3,000	30,506
TransAlta Renewables, Inc.(1)	500	7,257
Transcontinental, Inc., Class A	560	8,158
Treasury Metals, Inc.(2)	300	176
Trican Well Service Ltd.(2)	3,500	8,000
Tricon Residential, Inc. (Toronto)	1,930	26,500
Turquoise Hill Resources Ltd.(2)	1,100	16,352
Uni-Select, Inc.(2)	800	15,237
Vermilion Energy, Inc.(1)(2)	2,833	28,298
Viemed Healthcare, Inc.(2)	200	1,008
Viemed Healthcare, Inc. (Toronto)(2)	474	2,394
Wajax Corp.	500	9,061
Wesdome Gold Mines Ltd.(2)	700	6,850
West Fraser Timber Co. Ltd.	972	79,924
Western Forest Products, Inc.(1)	5,500	7,276
Westshore Terminals Investment Corp.(1)	600	12,278
Wheaton Precious Metals Corp.	800	33,454
Whitecap Resources, Inc.(1)	9,196	48,951
Winpak Ltd.	200	5,466
WSP Global, Inc.	300	41,729
Yamana Gold, Inc.	6,700	26,749
		8,519,491
Denmark — 2.3%
ALK-Abello A/S(2)	23	11,546
Alm Brand A/S	3,411	5,919
Alm Brand A/S(1)	379	656
Ambu A/S, B Shares	369	10,466
AP Moller - Maersk A/S, A Shares	18	51,515
AP Moller - Maersk A/S, B Shares	36	108,388
Bang & Olufsen A/S(2)	1,614	7,024
Bavarian Nordic A/S(2)	415	20,607
Carlsberg A/S, B Shares	147	22,829
Chemometec A/S	95	13,673
Chr Hansen Holding A/S	205	15,218
Coloplast A/S, B Shares	286	46,717
D/S Norden A/S	305	7,072
Danske Bank A/S	2,915	48,195
Demant A/S(2)	172	8,249
Dfds A/S(2)	208	9,507
Drilling Co. of 1972 A/S (The)(2)	360	12,987
DSV A/S	569	123,886
FLSmidth & Co. A/S	362	12,198
Genmab A/S, ADR(2)	2,786	107,317
GN Store Nord AS	283	16,298
H Lundbeck A/S	204	5,130
H+H International A/S, B Shares(2)	331	10,506
ISS A/S(2)	46	827
Jyske Bank A/S(2)	415	20,754

Netcompany Group A/S	132	14,035
Nilfisk Holding A/S(2)	257	8,712
NKT A/S(2)	296	13,825
NNIT A/S	254	4,267
Novo Nordisk A/S, ADR	5,553	593,227
Novozymes A/S, B Shares	850	64,553
Orsted AS	577	74,189
Pandora A/S	903	112,353
Per Aarsleff Holding A/S	208	8,768
Ringkjoebing Landbobank A/S	247	32,696
Rockwool International A/S, B Shares	68	28,262
Royal Unibrew A/S	310	33,040
Schouw & Co. A/S	57	4,594
SimCorp A/S	158	16,016
Solar A/S, B Shares	136	14,738
SP Group A/S	96	5,984
Spar Nord Bank A/S	635	8,114
Sydbank AS	934	30,381
Topdanmark AS	245	13,231
TORM plc(1)(2)	105	783
Tryg A/S	1,089	26,412
Vestas Wind Systems A/S	3,826	128,465
		1,934,129
Finland — 1.0%
Aktia Bank Oyj	500	6,874
Anora Group Oyj	360	4,343
CapMan Oyj, B Shares	696	2,227
Cargotec Oyj, B Shares	258	12,055
Caverion OYJ	704	4,885
Citycon Oyj	126	980
Elisa Oyj	473	28,402
Finnair Oyj(1)(2)	3,004	1,927
Fortum Oyj	1,564	44,968
HKScan Oyj, A Shares	1,333	2,429
Huhtamaki Oyj	439	18,837
Kemira Oyj(1)	1,340	19,881
Kesko Oyj, B Shares	1,529	48,006
Kojamo Oyj	408	9,380
Kone Oyj, B Shares	753	49,468
Konecranes Oyj	267	10,371
Marimekko Oyj	28	2,745
Metsa Board Oyj	1,277	12,316
Metso Outotec Oyj	2,567	25,870
Neles Oyj	508	7,580
Neste Oyj	960	45,405
Nokia Oyj, ADR(2)	19,253	107,817
Nokian Renkaat Oyj	973	36,160
Oriola Oyj, B Shares	441	979
Orion Oyj, Class B	698	28,733
Outokumpu Oyj(2)	4,900	28,569
QT Group Oyj(2)	78	11,821
Sampo Oyj, A Shares	933	45,780
Sanoma Oyj	490	7,409
Stora Enso Oyj, R Shares	2,551	43,187
TietoEVRY Oyj	97	2,831

Tokmanni Group Corp.	974	20,500
UPM-Kymmene Oyj	2,370	85,938
Uponor Oyj	617	14,202
Valmet Oyj	808	33,064
Wartsila Oyj Abp	1,458	20,198
YIT Oyj(1)	1,099	5,482
		851,619
France — 9.1%
ABC arbitrage	396	3,261
Accor SA(2)	406	12,036
Aeroports de Paris(2)	165	19,290
Air France-KLM(1)(2)	2,011	8,418
Air Liquide SA	1,354	223,603
Airbus SE(2)	1,908	212,971
AKWEL	46	1,042
Albioma SA	255	9,643
ALD SA	1,038	14,587
Alstom SA	1,392	49,613
Alten SA	263	43,471
Amundi SA	283	23,544
APERAM SA	644	30,943
ArcelorMittal SA	4,963	132,909
Arkema SA	834	109,355
Atari SA(1)(2)	5,671	2,657
Atos SE	526	22,480
Aubay	27	1,624
AXA SA	6,863	188,650
Beneteau SA(2)	586	8,633
Bigben Interactive(1)	62	1,007
BioMerieux	364	51,507
BNP Paribas SA	4,398	273,334
Bollore SA	241	1,293
Bonduelle SCA	188	4,200
Bouygues SA	3,154	106,526
Bureau Veritas SA	2,025	64,132
Capgemini SE	485	111,973
Carrefour SA	5,394	89,219
Casino Guichard Perrachon SA(2)	140	3,175
Cellectis SA, ADR(2)	316	2,724
CGG SA(1)(2)	5,929	3,957
Chargeurs SA	243	6,956
Cie de Saint-Gobain	3,710	235,324
Cie des Alpes(2)	64	882
Cie Generale des Etablissements Michelin SCA	1,614	238,179
Cie Plastic Omnium SA	611	15,265
Claranova SE(2)	583	3,075
CNP Assurances	1,478	36,032
Coface SA(2)	1,697	23,090
Credit Agricole SA	3,543	48,244
Danone SA	629	36,994
Dassault Aviation SA	170	16,112
Dassault Systemes SE	1,189	71,674
Derichebourg SA(2)	1,448	15,185
Edenred	571	25,543
Eiffage SA	950	88,480

Electricite de France SA(1)	2,597	36,443
Elis SA(2)	536	8,413
Engie SA	3,225	46,655
Eramet SA(2)	180	14,047
EssilorLuxottica SA	387	77,558
Etablissements Maurel et Prom SA(2)	1,540	3,921
Eurazeo SE	519	42,562
Eurofins Scientific SE	816	104,391
Euronext NV	799	78,510
Eutelsat Communications SA	2,982	37,773
Faurecia SE	1,679	72,160
Fnac Darty SA	114	6,901
Focus Home Interactive SA(2)	53	2,339
Gaztransport Et Technigaz SA	238	19,091
Getlink SE	1,718	25,384
Hermes International	113	212,056
ID Logistics Group(2)	24	9,339
Imerys SA	381	14,853
Infotel SA	51	2,926
Innate Pharma SA(2)	719	3,647
Interparfums SA	139	10,634
Ipsen SA	576	56,214
Jacquet Metals SACA	231	5,286
JCDecaux SA(2)	633	16,198
Kaufman & Broad SA	197	7,398
Kering SA	344	264,911
L'Oreal SA	402	181,518
La Francaise des Jeux SAEM	944	43,722
Lagardere SA(2)	505	13,057
Legrand SA	515	56,575
LISI	253	6,261
LNA Sante SA	142	8,167
LVMH Moet Hennessy Louis Vuitton SE	636	494,550
Maisons du Monde SA	672	15,631
Manitou BF SA	243	7,317
Mersen SA	230	8,378
Metropole Television SA	374	7,212
MGI Digital Graphic Technology(2)	17	668
Neoen SA(1)(2)	122	5,115
Nexans SA	441	40,765
Nexity SA	343	14,722
Orange SA, ADR	8,001	85,771
Orpea SA	451	42,616
Pernod Ricard SA	498	114,271
Pharmagest Interactive	37	3,585
Publicis Groupe SA	982	63,544
Quadient SA	622	13,502
Remy Cointreau SA	109	25,562
Renault SA(2)	1,823	58,655
Rexel SA(2)	1,737	31,843
Rubis SCA	317	8,727
Safran SA	646	72,154
Sanofi, ADR	3,567	169,682
Sartorius Stedim Biotech	112	66,122
Schneider Electric SE	674	119,617

SCOR SE	1,244	39,048
SEB SA	263	38,980
SES SA	4,495	35,002
Societe BIC SA	346	17,838
Societe Generale SA	6,379	198,497
Sodexo SA(2)	246	20,698
SOITEC(2)	120	31,596
Solutions 30 SE(1)(2)	872	6,323
Sopra Steria Group SACA	72	12,793
SPIE SA	545	13,640
STMicroelectronics NV, (New York)(1)	6,682	324,344
Suez SA	2,115	47,291
Technicolor SA(2)	2,087	6,403
Teleperformance	447	183,866
Television Francaise 1	741	7,160
Thales SA	659	54,068
TotalEnergies SE, ADR	7,883	362,539
Trigano SA	115	20,195
Ubisoft Entertainment SA(2)	864	44,285
Valeo	2,413	69,554
Vallourec SA(2)	1,151	10,054
Valneva SE(1)(2)	932	29,058
Veolia Environnement SA	4,188	134,306
Verallia SA	391	13,159
Vicat SA	337	13,043
Vilmorin & Cie SA	141	8,657
Vinci SA	2,844	269,076
Virbac SA	55	25,849
Vivendi SE	4,165	53,041
Worldline SA(2)	151	7,917
X-Fab Silicon Foundries SE(2)	839	8,850
		7,758,861
Germany — 7.3%
1&1 AG	260	7,395
2G Energy AG	35	4,238
Aareal Bank AG	477	15,664
Adesso SE	58	12,238
adidas AG	655	189,438
ADLER Group SA	223	2,184
ADVA Optical Networking SE(2)	742	10,679
AIXTRON SE	204	4,100
Allgeier SE	105	4,381
Allianz SE	1,016	220,500
Amadeus Fire AG	60	12,330
Aroundtown SA	7,517	45,041
AURELIUS Equity Opportunities SE & Co. KGaA	513	15,237
Aurubis AG	280	23,991
BASF SE	2,361	154,636
Bayer AG	1,275	64,308
Bayerische Motoren Werke AG	1,483	142,151
Bayerische Motoren Werke AG, Preference Shares	292	22,896
BayWa AG	138	5,762
Bechtle AG	696	50,174
Befesa SA	492	32,557
Beiersdorf AG	406	40,382

Bertrandt AG	99	6,568
Bijou Brigitte AG(2)	20	495
Bilfinger SE	352	11,284
Borussia Dortmund GmbH & Co. KGaA(2)	870	4,063
Brenntag SE	1,086	93,016
CANCOM SE	186	13,406
Carl Zeiss Meditec AG	103	20,636
CECONOMY AG(2)	1,715	6,806
Cewe Stiftung & Co. KGAA	64	9,189
Commerzbank AG(2)	8,864	62,256
CompuGroup Medical SE & Co. KgaA	280	21,427
Continental AG(2)	772	82,569
Covestro AG	1,863	105,074
CropEnergies AG	109	1,456
CTS Eventim AG & Co. KGaA(2)	300	19,496
Daimler AG	3,360	314,674
Delivery Hero SE(2)	303	40,211
Dermapharm Holding SE	201	18,469
Deutsche Bank AG(2)	11,737	141,079
Deutsche Beteiligungs AG	216	9,482
Deutsche Boerse AG	953	149,643
Deutsche EuroShop AG	569	9,054
Deutsche Lufthansa AG(2)	2,140	12,985
Deutsche Pfandbriefbank AG	1,385	16,155
Deutsche Post AG	3,556	210,023
Deutsche Telekom AG	9,621	169,452
Deutz AG(2)	1,338	9,019
DIC Asset AG	312	5,099
Draegerwerk AG & Co. KGaA	78	4,574
Draegerwerk AG & Co. KGaA, Preference Shares	119	7,697
Duerr AG	678	26,996
E.ON SE	7,412	91,437
Eckert & Ziegler Strahlen- und Medizintechnik AG	152	16,739
Elmos Semiconductor SE	204	10,171
ElringKlinger AG(2)	121	1,471
Encavis AG	683	12,628
Energiekontor AG	43	3,633
Evonik Industries AG	1,329	39,960
flatexDEGIRO AG(2)	1,036	24,868
Fraport AG Frankfurt Airport Services Worldwide(2)	157	9,768
Freenet AG	282	7,151
Fresenius Medical Care AG & Co. KGaA, ADR	522	15,566
Fresenius SE & Co. KGaA	368	13,928
FUCHS PETROLUB SE, Preference Shares	646	29,016
GEA Group AG	1,023	51,772
Gerresheimer AG	174	15,961
GFT Technologies SE	224	9,686
Grand City Properties SA	1,049	24,864
GRENKE AG	380	13,030
Hamburger Hafen und Logistik AG	305	6,731
Hannover Rueck SE	261	45,618
HeidelbergCement AG	627	41,715
Heidelberger Druckmaschinen AG(2)	3,633	9,920
HelloFresh SE(2)	1,113	112,880
Henkel AG & Co. KGaA	179	13,294

Henkel AG & Co. KGaA, Preference Shares	419	33,059
HOCHTIEF AG	188	14,114
Hornbach Baumarkt AG	49	1,992
Hornbach Holding AG & Co. KGaA	153	19,193
HUGO BOSS AG	851	49,591
Hypoport SE(2)	22	12,008
Indus Holding AG	184	6,189
Infineon Technologies AG	4,525	204,591
Instone Real Estate Group SE	230	4,810
Jenoptik AG	456	18,454
JOST Werke AG	169	8,629
Jungheinrich AG, Preference Shares	672	31,491
K+S AG(2)	2,840	48,240
KION Group AG	468	50,319
Kloeckner & Co. SE(2)	1,094	11,763
Knorr-Bremse AG	425	42,276
Krones AG	193	19,546
KSB SE & Co. KGaA, Preference Shares	15	6,372
KWS Saat SE & Co. KGaA	122	10,102
Lang & Schwarz AG	47	4,662
Lanxess AG	660	38,222
LEG Immobilien SE	610	85,352
Leifheit AG	4	150
Leoni AG(2)	416	4,903
LPKF Laser & Electronics AG	302	5,980
Merck KGaA	292	72,169
MLP SE	192	1,730
MTU Aero Engines AG	183	34,068
Muenchener Rueckversicherungs-Gesellschaft AG	563	151,382
Mutares SE & Co. KGaA	412	9,988
Nagarro SE(2)	105	21,664
Nemetschek SE	312	39,431
New Work SE	30	6,751
Norma Group SE	326	11,943
OHB SE	22	841
PATRIZIA AG	274	6,203
Pfeiffer Vacuum Technology AG	35	8,363
Porsche Automobil Holding SE, Preference Shares	660	55,371
ProSiebenSat.1 Media SE	1,049	15,411
publity AG(2)	24	630
Puma SE	446	53,886
PVA TePla AG(2)	186	9,031
QIAGEN NV(2)	69	3,804
Rational AG	34	31,320
Rheinmetall AG	551	48,858
RTL Group SA(2)	47	2,418
RWE AG	3,091	119,034
S&T AG	507	10,926
SAF-Holland SE(2)	676	8,574
Salzgitter AG(2)	583	17,243
SAP SE, ADR	1,563	200,752
Sartorius AG, Preference Shares	110	75,672
Scout24 SE	365	24,224
SGL Carbon SE(2)	809	7,064
Siemens AG	859	136,938

Siemens Energy AG(2)	1,939	51,652
Siemens Healthineers AG	797	57,888
Siltronic AG	222	33,929
Sixt SE(2)	155	25,154
Sixt SE, Preference Shares	193	17,554
SMA Solar Technology AG	128	6,207
Software AG	355	15,073
Stabilus SA	292	19,375
Steico SE	77	8,954
STO SE & Co. KGaA, Preference Shares	45	10,499
STRATEC SE	85	12,894
Stroeer SE & Co. KGaA	187	14,432
Suedzucker AG	252	3,650
SUESS MicroTec SE(2)	143	3,380
Symrise AG	512	72,024
TAG Immobilien AG	2,120	58,757
Takkt AG	294	4,786
TeamViewer AG(2)	861	11,670
Technotrans SE	128	3,947
Telefonica Deutschland Holding AG	11,917	31,784
thyssenkrupp AG(2)	2,529	27,730
Traffic Systems SE	40	1,622
UmweltBank AG	260	5,948
Uniper SE	1,851	80,363
United Internet AG	861	32,264
Varta AG(1)	146	18,666
VERBIO Vereinigte BioEnergie AG	229	17,711
Villeroy & Boch AG, Preference Shares	155	3,579
Vitesco Technologies Group AG(2)	154	6,846
Volkswagen AG	113	31,486
Volkswagen AG, Preference Shares	599	109,434
Vonovia SE	1,619	89,848
Vossloh AG	187	9,556
Wacker Chemie AG	203	34,916
Wacker Neuson SE	447	13,091
Washtec AG	108	6,027
Westwing Group AG(2)	246	6,980
Wuestenrot & Wuerttembergische AG	218	4,232
Zalando SE(2)	392	35,650
		6,221,697
Hong Kong — 2.4%
AIA Group Ltd.	28,468	299,695
ASM Pacific Technology Ltd.	2,000	20,932
Atlas Corp.(1)	1,293	17,468
Bank of East Asia Ltd. (The)	12,000	17,316
BOC Hong Kong Holdings Ltd.	12,500	37,785
Bright Smart Securities & Commodities Group Ltd.	14,000	2,650
Budweiser Brewing Co. APAC Ltd.	4,600	11,681
C-Mer Eye Care Holdings Ltd.	4,000	3,504
Cafe de Coral Holdings Ltd.	4,000	6,997
China Strategic Holdings Ltd.(2)	230,000	1,467
Chinese Estates Holdings Ltd.	7,500	3,725
Chow Sang Sang Holdings International Ltd.	5,000	7,079
Chow Tai Fook Jewellery Group Ltd.	5,200	9,298
CK Asset Holdings Ltd.	13,906	79,543

CK Hutchison Holdings Ltd.	8,500	53,212
CK Infrastructure Holdings Ltd.	4,000	23,214
CLP Holdings Ltd.	7,500	73,476
Comba Telecom Systems Holdings Ltd.(1)(2)	18,000	4,230
Cowell e Holdings, Inc.(1)(2)	11,000	15,909
Dah Sing Banking Group Ltd.	800	692
Dah Sing Financial Holdings Ltd.	3,200	9,504
Dairy Farm International Holdings Ltd.	2,300	7,169
Esprit Holdings Ltd.(2)	5,100	425
ESR Cayman Ltd.(2)	2,000	6,602
Fairwood Holdings Ltd.	2,000	4,216
Far East Consortium International Ltd.	15,000	4,601
First Pacific Co. Ltd.	24,000	8,619
Fullshare Holdings Ltd.(2)	167,500	2,296
Futu Holdings Ltd., ADR(1)(2)	51	2,422
Galaxy Entertainment Group Ltd.(2)	4,000	21,746
Giordano International Ltd.	4,000	758
Guotai Junan International Holdings Ltd.	40,000	5,634
Haitong International Securities Group Ltd.	31,000	6,405
Hang Lung Group Ltd.	9,000	19,981
Hang Lung Properties Ltd.	11,000	21,772
Hang Seng Bank Ltd.	3,300	58,355
Health & Happiness H&H International Holdings Ltd.	1,500	2,749
Henderson Land Development Co. Ltd.	8,000	32,713
HK Electric Investments & HK Electric Investments Ltd.	8,000	7,833
HKT Trust & HKT Ltd.	5,000	6,768
Hong Kong & China Gas Co. Ltd.	29,332	43,722
Hong Kong Exchanges & Clearing Ltd.	3,300	181,472
Hongkong & Shanghai Hotels Ltd. (The)(2)	1,000	931
Hongkong Land Holdings Ltd.	8,500	45,825
Hutchison Telecommunications Hong Kong Holdings Ltd.	20,000	3,233
Hysan Development Co. Ltd.	5,000	15,244
IGG, Inc.	6,000	5,672
IRC Ltd.(2)	202,000	5,928
Jardine Matheson Holdings Ltd.	600	33,936
Johnson Electric Holdings Ltd.	4,000	8,714
K Wah International Holdings Ltd.	11,000	4,247
Kerry Logistics Network Ltd.(1)	728	2,073
Kerry Properties Ltd.	4,500	11,702
Lifestyle International Holdings Ltd.(2)	5,000	2,614
Luk Fook Holdings International Ltd.	5,000	14,617
Man Wah Holdings Ltd.	16,800	26,419
Melco Resorts & Entertainment Ltd., ADR(2)	529	5,163
MGM China Holdings Ltd.(2)	800	509
Modern Dental Group Ltd.	6,000	4,646
MTR Corp. Ltd.	3,000	15,978
New World Development Co. Ltd.	12,000	47,381
NWS Holdings Ltd.	18,000	16,761
Oriental Watch Holdings(1)	2,828	1,862
Pacific Basin Shipping Ltd.	82,000	31,145
Pacific Century Premium Developments Ltd.(2)	2,268	174
Pacific Textiles Holdings Ltd.	12,000	6,288
PC Partner Group Ltd.	8,000	17,566
PCCW Ltd.	9,024	4,558
Perfect Medical Health Management Ltd.	7,000	5,560

Power Assets Holdings Ltd.	7,000	42,173
Realord Group Holdings Ltd.(1)(2)	6,000	8,527
Sands China Ltd.(2)	3,600	8,227
Shun Tak Holdings Ltd.(2)	16,000	4,259
Sino Land Co. Ltd.	19,055	22,686
SITC International Holdings Co. Ltd.	16,000	63,878
SJM Holdings Ltd.(2)	14,000	9,927
SmarTone Telecommunications Holdings Ltd.	1,500	799
Sun Hung Kai & Co. Ltd.	10,000	6,250
Sun Hung Kai Properties Ltd.	5,000	60,883
SUNeVision Holdings Ltd.	11,000	9,536
Swire Pacific Ltd., Class A	5,000	27,606
Swire Properties Ltd.	5,800	13,766
Techtronic Industries Co. Ltd.	3,000	61,700
Texhong Textile Group Ltd.	4,000	5,662
Texwinca Holdings Ltd.	4,000	859
Truly International Holdings Ltd.	24,000	8,035
United Laboratories International Holdings Ltd. (The)	10,000	5,697
Value Partners Group Ltd.	10,000	5,056
Vitasoy International Holdings Ltd.	6,000	11,978
VSTECS Holdings Ltd.	8,000	7,191
VTech Holdings Ltd.	2,400	19,811
WH Group Ltd.	69,923	43,995
Wharf Real Estate Investment Co. Ltd.	6,000	30,290
Wynn Macau Ltd.(2)	7,600	6,730
Xinyi Glass Holdings Ltd.	16,000	39,029
Yue Yuen Industrial Holdings Ltd.(2)	6,500	11,298
		2,020,229
Ireland — 0.6%
AIB Group plc(1)(2)	4,433	9,713
Bank of Ireland Group plc(2)	9,613	52,559
Cairn Homes plc(2)	7,836	9,841
CRH plc	2,482	120,662
Dalata Hotel Group plc(2)	1,290	4,992
FBD Holdings plc(2)	510	4,732
Glanbia plc	2,365	30,572
Glenveagh Properties plc(2)	8,853	11,385
Kerry Group plc, A Shares	350	43,032
Kingspan Group plc	873	101,224
Origin Enterprises plc	1,105	4,394
Smurfit Kappa Group plc	2,299	117,836
Uniphar plc(2)	1,590	8,033
		518,975
Israel — 0.9%
AFI Properties Ltd.	174	10,089
Airport City Ltd.(2)	284	5,916
Alony Hetz Properties & Investments Ltd.	537	9,179
Amot Investments Ltd.	717	5,533
Ashtrom Group Ltd.	80	1,944
AudioCodes Ltd.	183	6,343
Azrieli Group Ltd.	70	6,377
Bank Hapoalim BM	4,314	41,940
Bank Leumi Le-Israel BM	5,495	52,876
Bezeq The Israeli Telecommunication Corp. Ltd.(2)	5,510	7,819
Caesarstone Ltd.	67	748

Camtek Ltd.(2)	290	13,652
Cellcom Israel Ltd.(2)	759	3,214
Check Point Software Technologies Ltd.(2)	280	31,167
Clal Insurance Enterprises Holdings Ltd.(2)	524	13,015
Cognyte Software Ltd.(2)	134	2,730
CyberArk Software Ltd.(2)	90	15,556
Danel Adir Yeoshua Ltd.	47	10,168
Delek Automotive Systems Ltd.	536	7,484
Delta Galil Industries Ltd.	164	10,084
Elbit Systems Ltd.	111	16,187
Elco Ltd.	83	5,899
Electra Consumer Products 1970 Ltd.	158	7,974
Electra Ltd.	11	7,207
Energix-Renewable Energies Ltd.	935	4,007
Equital Ltd.(2)	35	1,210
Fattal Holdings 1998 Ltd.(2)	45	4,779
FIBI Holdings Ltd.	173	7,713
First International Bank of Israel Ltd.	212	8,444
Fiverr International Ltd.(2)	21	2,974
FMS Enterprises Migun Ltd.	27	837
Fox Wizel Ltd.	130	22,248
Gav-Yam Lands Corp. Ltd.	714	8,356
Gazit-Globe Ltd.	640	4,800
Harel Insurance Investments & Financial Services Ltd.	895	9,426
Hilan Ltd.	26	1,555
ICL Group Ltd.	3,029	26,322
IDI Insurance Co. Ltd.	30	1,095
Inmode Ltd.(2)	236	17,936
Inrom Construction Industries Ltd.	1,146	5,681
Isracard Ltd.	1,770	7,747
Israel Corp. Ltd. (The)(2)	34	12,935
Israel Discount Bank Ltd., A Shares(2)	4,926	30,102
Ituran Location and Control Ltd.	393	10,348
Kamada Ltd.(2)	533	3,359
Kornit Digital Ltd.(2)	68	10,534
Matrix IT Ltd.	212	6,075
Maytronics Ltd.	330	8,360
Mediterranean Towers Ltd.	327	1,023
Melisron Ltd.(2)	16	1,394
Menora Mivtachim Holdings Ltd.	483	11,166
Migdal Insurance & Financial Holdings Ltd.	3,642	5,717
Mivne Real Estate KD Ltd.	2,451	9,807
Mizrahi Tefahot Bank Ltd.	525	19,305
Nice Ltd., ADR(2)	97	28,322
Nova Ltd.(2)	76	9,863
Novolog Ltd.	5,599	5,475
Oil Refineries Ltd.(2)	45,199	11,582
One Software Technologies Ltd.	600	10,432
Partner Communications Co. Ltd.(2)	1,319	8,274
Paz Oil Co. Ltd.(2)	83	10,246
Perion Network Ltd.(2)	476	11,314
Phoenix Holdings Ltd. (The)	1,064	13,180
Radware Ltd.(2)	185	5,359
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	98	7,614
Sapiens International Corp. NV	45	1,613

Scope Metals Group Ltd.	181	7,838
Shapir Engineering and Industry Ltd.	867	7,386
Shikun & Binui Ltd.(2)	1,741	10,799
Shufersal Ltd.	1,530	12,381
Strauss Group Ltd.	234	6,851
Summit Real Estate Holdings Ltd.(2)	420	8,161
Taro Pharmaceutical Industries Ltd.(2)	51	2,715
Tel Aviv Stock Exchange Ltd.	917	5,212
Tera Light Ltd.(2)	69	173
Teva Pharmaceutical Industries Ltd., ADR(2)	2,223	18,340
Tower Semiconductor Ltd.(2)	396	13,864
Wix.com Ltd.(2)	66	10,085
		785,435
Italy — 2.2%
A2A SpA	20,434	39,868
ACEA SpA	668	13,582
Amplifon SpA	364	17,729
Anima Holding SpA	197	927
Arnoldo Mondadori Editore SpA(2)	2,193	4,961
Ascopiave SpA	1,761	6,829
Assicurazioni Generali SpA	1,084	21,715
Atlantia SpA(2)	1,778	32,469
Autogrill SpA(2)	1,705	11,020
Azimut Holding SpA	969	26,801
Banca Generali SpA	427	17,457
Banca IFIS SpA	489	8,149
Banca Mediolanum SpA	1,762	16,440
Banca Monte dei Paschi di Siena SpA(1)(2)	639	583
Banca Popolare di Sondrio SCPA	5,964	23,052
Banco BPM SpA	13,681	38,109
BFF Bank SpA	1,044	7,820
Biesse SpA(2)	223	5,652
BPER Banca	9,305	17,688
Brembo SpA	747	9,886
Brunello Cucinelli SpA(2)	330	20,865
Buzzi Unicem SpA	568	11,879
Carel Industries SpA	333	8,927
Cementir Holding NV	699	6,456
Cerved Group SpA(2)	735	8,487
CIR SpA-Compagnie Industriali(2)	10,844	5,982
CNH Industrial NV	4,648	76,293
Credito Emiliano SpA	1,683	10,915
Danieli & C Officine Meccaniche SpA(1)	239	6,763
Danieli & C Officine Meccaniche SpA, Preference Shares	502	8,967
Davide Campari-Milano NV	589	8,585
De' Longhi SpA	573	19,210
DiaSorin SpA	42	8,963
Digital Value SpA(2)	81	10,115
doValue SpA	489	4,239
El.En. SpA	488	8,382
Enav SpA(2)	848	3,521
Enel SpA	12,556	95,141
Eni SpA, ADR	5,092	134,378
ERG SpA	534	17,503
Esprinet SpA(1)	190	2,576

Falck Renewables SpA	779	7,647
Ferrari NV	313	81,904
Fila SpA	454	4,427
FinecoBank Banca Fineco SpA	1,755	30,737
Gruppo MutuiOnline SpA	307	14,449
GVS SpA	500	6,274
Hera SpA	11,095	42,626
Infrastrutture Wireless Italiane SpA	103	1,181
Interpump Group SpA	205	13,796
Intesa Sanpaolo SpA	35,250	84,406
Iren SpA	6,949	20,804
Italgas SpA	5,175	32,547
Leonardo SpA(1)(2)	3,127	21,153
Maire Tecnimont SpA(1)	2,273	10,045
Mediobanca Banca di Credito Finanziario SpA	1,880	20,796
MFE-MediaForEurope NV	524	1,420
Moncler SpA	821	59,273
Nexi SpA(2)	501	7,665
OVS SpA(2)	682	2,066
Piaggio & C SpA	2,541	7,845
Poste Italiane SpA(1)	2,554	32,119
Prysmian SpA	1,027	38,076
RAI Way SpA	862	4,933
Recordati Industria Chimica e Farmaceutica SpA	372	23,340
Reno de Medici SpA(1)	4,439	7,270
Reply SpA	152	29,417
Safilo Group SpA(2)	6,247	10,636
Saipem SpA(1)(2)	2,523	5,008
Salcef SpA	384	9,401
Salvatore Ferragamo SpA(1)(2)	392	8,922
Sanlorenzo SpA/Ameglia	180	7,343
Saras SpA(1)(2)	13,930	8,734
Sesa SpA	103	20,487
Snam SpA	6,797	38,303
Societa Cattolica Di Assicurazione SpA(2)	967	5,863
Stellantis NV	4,799	81,889
Technogym SpA	1,602	14,764
Telecom Italia SpA/Milano(1)	49,767	25,858
Telecom Italia SpA/Milano, Preference Shares	37,591	18,359
Tenaris SA, ADR	967	19,069
Terna - Rete Elettrica Nazionale	4,694	34,906
Tinexta Spa	269	11,020
UniCredit SpA	10,670	128,828
Unieuro SpA	231	5,295
Unipol Gruppo SpA	1,764	9,162
Webuild SpA	4,340	9,794
		1,878,741
Japan — 20.8%
77 Bank Ltd. (The)	500	5,081
A&D Co. Ltd.	200	1,964
ABC-Mart, Inc.	100	4,696
Acom Co. Ltd.	1,400	4,152
Adastria Co. Ltd.	300	4,937
ADEKA Corp.	800	16,886
Advantest Corp.	500	43,650

Aeon Co. Ltd.	1,700	39,650
Aeon Delight Co. Ltd.	200	6,257
AEON Financial Service Co. Ltd.	1,500	16,140
Aeon Mall Co. Ltd.	1,400	19,830
AGC, Inc.	1,400	68,176
Ai Holdings Corp.	100	1,703
Aica Kogyo Co. Ltd.	200	5,826
Aida Engineering Ltd.	200	1,620
Aiful Corp.	3,700	11,454
Ain Holdings, Inc.	100	5,393
Air Water, Inc.	2,000	29,424
Aisan Industry Co. Ltd.	200	1,336
Aisin Corp.	800	29,357
Ajinomoto Co., Inc.	2,400	71,962
Akatsuki, Inc.	100	2,408
Alconix Corp.	100	1,031
Alfresa Holdings Corp.	300	4,059
Alpen Co. Ltd.	400	7,665
Alps Alpine Co. Ltd.	1,600	14,398
Altech Corp.	300	4,948
Amada Co. Ltd.	2,700	25,170
Amano Corp.	400	8,758
ANA Holdings, Inc.(2)	100	1,968
Anritsu Corp.	700	10,883
AOKI Holdings, Inc.	100	541
Aoyama Trading Co. Ltd.(2)	100	632
Aozora Bank Ltd.	1,000	21,744
Arata Corp.	200	6,792
Arcland Sakamoto Co. Ltd.	400	5,835
Arcs Co. Ltd.	500	9,127
Argo Graphics, Inc.	100	2,494
Arisawa Manufacturing Co. Ltd.	200	1,626
ARTERIA Networks Corp.	100	1,356
Artnature, Inc.	200	1,135
ArtSpark Holdings, Inc.	900	7,183
Aruhi Corp.	200	1,762
Asahi Co. Ltd.	300	3,393
Asahi Diamond Industrial Co. Ltd.	200	1,114
Asahi Group Holdings Ltd.	700	25,816
Asahi Intecc Co. Ltd.	200	4,384
Asahi Kasei Corp.	5,800	54,230
Asanuma Corp.	100	4,630
Asia Pile Holdings Corp.	200	725
Asics Corp.	1,600	39,618
ASKUL Corp.	400	5,011
Astellas Pharma, Inc.	6,200	97,218
Autobacs Seven Co. Ltd.	500	5,775
Awa Bank Ltd. (The)	300	5,376
Axial Retailing, Inc.	100	2,878
Azbil Corp.	100	4,408
Bandai Namco Holdings, Inc.	500	38,917
Bando Chemical Industries Ltd.	200	1,495
Bank of Iwate Ltd. (The)	200	2,834
Bank of Kyoto Ltd. (The)	300	12,723
Bank of Nagoya Ltd. (The)	200	3,860

Bank of the Ryukyus Ltd.	100	627
BayCurrent Consulting, Inc.	100	41,322
Beenos, Inc.	300	7,193
Belc Co. Ltd.	100	4,649
Belluna Co. Ltd.	800	4,687
Benefit One, Inc.	400	18,701
Benesse Holdings, Inc.	500	9,699
Bic Camera, Inc.	400	3,304
BML, Inc.	200	6,218
Br Holdings Corp.	700	2,178
Bridgestone Corp.	1,800	72,177
Broadleaf Co. Ltd.	200	845
Brother Industries Ltd.	2,200	37,757
Bunka Shutter Co. Ltd.	700	6,228
Calbee, Inc.	300	6,740
Canon Marketing Japan, Inc.	400	7,721
Canon, Inc., ADR(1)	2,778	61,116
Capcom Co., Ltd.	1,200	29,868
Carenet, Inc.	800	7,500
Casio Computer Co. Ltd.	700	9,058
Cawachi Ltd.	200	3,812
Central Glass Co. Ltd.	400	6,830
Central Japan Railway Co.	200	27,495
Change, Inc.(2)	400	7,363
Chiba Bank Ltd. (The)	2,800	16,246
Chilled & Frozen Logistics Holdings Co. Ltd.	100	1,320
Chubu Electric Power Co., Inc.	1,700	17,150
Chubu Shiryo Co. Ltd.	400	3,323
Chudenko Corp.	200	3,566
Chugai Pharmaceutical Co. Ltd.	1,800	58,309
Chugoku Bank Ltd. (The)	800	5,880
Chugoku Electric Power Co., Inc. (The)	300	2,354
Citizen Watch Co. Ltd.	2,300	10,500
CKD Corp.	400	7,792
Cleanup Corp.	200	900
CMK Corp.(2)	200	885
Coca-Cola Bottlers Japan Holdings, Inc.	600	6,662
COLOPL, Inc.	600	3,661
Colowide Co. Ltd.	100	1,339
Computer Engineering & Consulting Ltd.	300	3,278
COMSYS Holdings Corp.	500	10,916
Comture Corp.	200	6,205
Concordia Financial Group Ltd.	6,100	22,126
Cosmo Energy Holdings Co. Ltd.	700	13,627
Cosmos Pharmaceutical Corp.	200	31,033
Create Restaurants Holdings, Inc.	200	1,197
Create SD Holdings Co. Ltd.	200	5,500
Credit Saison Co. Ltd.	1,700	16,790
CTI Engineering Co. Ltd.	200	4,169
CyberAgent, Inc.	2,600	47,853
Cybozu, Inc.	200	3,801
Dai Nippon Printing Co. Ltd.	1,200	28,164
Dai-Dan Co. Ltd.	200	3,613
Dai-ichi Life Holdings, Inc.	4,000	80,138
Daibiru Corp.	100	1,289

Daicel Corp.	3,200	21,967
Daido Metal Co. Ltd.	200	1,000
Daido Steel Co. Ltd.	200	6,872
Daifuku Co. Ltd.	100	7,990
Daihen Corp.	200	7,557
Daiho Corp.	100	3,185
Daiichi Jitsugyo Co. Ltd.	200	8,635
Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	200	2,237
Daiichi Sankyo Co. Ltd.	3,900	96,939
Daiki Aluminium Industry Co. Ltd.	200	2,569
Daikin Industries Ltd.	400	81,450
Daikokutenbussan Co. Ltd.	200	10,801
Daikyonishikawa Corp.	200	946
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	400	7,737
Daio Paper Corp.	800	12,667
Daiseki Co. Ltd.	360	16,310
Daishi Hokuetsu Financial Group, Inc.	300	6,069
Daito Pharmaceutical Co. Ltd.	200	5,027
Daito Trust Construction Co. Ltd.	500	54,155
Daiwa House Industry Co. Ltd.	2,500	72,600
Daiwa Securities Group, Inc.	9,400	52,128
Daiwabo Holdings Co. Ltd.	1,000	15,868
DCM Holdings Co. Ltd.	1,000	9,265
DeNA Co. Ltd.	400	5,906
Denka Co. Ltd.	600	17,559
Denso Corp.	1,000	73,155
Dentsu Group, Inc.	1,400	44,337
Denyo Co. Ltd.	200	2,916
Dexerials Corp.	600	17,600
DIC Corp.	900	22,454
Digital Arts, Inc.	100	8,239
Digital Holdings, Inc.	400	4,889
Dip Corp.	300	10,460
Disco Corp.	100	28,625
DMG Mori Co. Ltd.	700	10,868
Doshisha Co. Ltd.	400	5,178
Doutor Nichires Holdings Co. Ltd.	300	4,009
Dowa Holdings Co. Ltd.	500	18,469
DTS Corp.	300	6,251
Duskin Co. Ltd.	100	2,309
DyDo Group Holdings, Inc.	200	8,657
Eagle Industry Co. Ltd.	200	1,800
Earth Corp.	100	5,410
East Japan Railway Co.	900	55,179
Ebara Corp.	800	42,708
Ebara Jitsugyo Co. Ltd.	300	6,642
EDION Corp.	700	6,173
Ehime Bank Ltd. (The)	100	635
Eiken Chemical Co. Ltd.	200	3,334
Eisai Co. Ltd.	300	18,131
Eizo Corp.	200	6,938
Elecom Co. Ltd.	200	2,339
Electric Power Development Co. Ltd.	1,600	20,273
en Japan, Inc.	500	15,552
ENEOS Holdings, Inc.	20,200	74,988

Enigmo, Inc.	600	5,158
eRex Co. Ltd.	500	11,273
ESPEC Corp.	200	3,703
Exedy Corp.	100	1,417
EXEO Group, Inc.	700	14,827
Ezaki Glico Co. Ltd.	100	3,085
F.C.C. Co. Ltd.	300	3,794
Fancl Corp.	300	9,061
FANUC Corp.	200	39,208
Fast Retailing Co. Ltd.	100	59,202
Ferrotec Holdings Corp.	500	16,494
Financial Products Group Co. Ltd.	1,000	4,844
Food & Life Cos. Ltd.	400	16,939
Foster Electric Co. Ltd.	100	618
FP Corp.	300	9,924
France Bed Holdings Co. Ltd.	200	1,505
Freee KK(2)	100	5,967
Fudo Tetra Corp.	100	1,420
Fuji Co. Ltd.	100	1,696
Fuji Corp./Aichi	400	8,731
Fuji Electric Co. Ltd.	800	41,648
Fuji Kyuko Co. Ltd.	200	7,206
Fuji Oil Holdings, Inc.	400	7,876
Fuji Seal International, Inc.	300	5,422
Fuji Soft, Inc.	200	9,277
Fujibo Holdings, Inc.	100	3,310
Fujicco Co. Ltd.	200	3,197
FUJIFILM Holdings Corp.	1,100	86,527
Fujikura Ltd.(2)	2,200	11,029
Fujimi, Inc.	200	12,910
Fujimori Kogyo Co. Ltd.	200	6,315
Fujitec Co. Ltd.	600	12,570
Fujitsu General Ltd.	400	9,101
Fujitsu Ltd.	700	115,699
Fukuda Corp.	200	7,246
Fukui Computer Holdings, Inc.	100	3,364
Fukuoka Financial Group, Inc.	800	12,917
Fukushima Galilei Co. Ltd.	200	7,361
Fukuyama Transporting Co. Ltd.	200	6,626
FULLCAST Holdings Co. Ltd.	300	6,994
Funai Soken Holdings, Inc.	200	4,507
Furukawa Co. Ltd.	300	3,153
Furukawa Electric Co. Ltd.	300	5,955
Furuno Electric Co. Ltd.	100	1,007
Fuso Chemical Co. Ltd.	200	8,308
Futaba Industrial Co. Ltd.	200	678
Future Corp.	300	10,681
Fuyo General Lease Co. Ltd.	200	12,618
G-7 Holdings, Inc.	200	2,913
G-Tekt Corp.	100	1,173
Genky DrugStores Co. Ltd.	200	9,017
Geo Holdings Corp.	500	5,248
GLOBERIDE, Inc.	400	12,178
Glory Ltd.	300	5,480
GMO Financial Holdings, Inc.	200	1,550

GMO Internet, Inc.	400	10,026
GMO Payment Gateway, Inc.	100	13,325
Goldcrest Co. Ltd.	100	1,316
Goldwin, Inc.	200	11,362
Grace Technology, Inc.	200	739
GS Yuasa Corp.	800	16,162
GungHo Online Entertainment, Inc.	400	10,703
Gunma Bank Ltd. (The)	3,000	8,740
Gunze Ltd.	100	3,471
H-One Co. Ltd.	200	1,094
H.U. Group Holdings, Inc.	600	15,145
H2O Retailing Corp.	1,000	6,964
Hachijuni Bank Ltd. (The)	2,900	9,082
Hakuhodo DY Holdings, Inc.	2,100	31,068
Halows Co. Ltd.	200	4,671
Hamakyorex Co. Ltd.	200	5,013
Hamamatsu Photonics KK	100	6,140
Hankyu Hanshin Holdings, Inc.	400	11,852
Hanwa Co. Ltd.	500	13,504
Happinet Corp.	600	7,553
Haseko Corp.	700	8,314
Hazama Ando Corp.	1,100	8,151
Heiwa Corp.	300	4,881
Heiwa Real Estate Co. Ltd.	300	8,992
Heiwado Co. Ltd.	400	6,529
Hikari Tsushin, Inc.	100	14,480
Hino Motors Ltd.	2,600	21,457
Hirata Corp.	100	5,243
Hirogin Holdings, Inc.	3,100	16,967
Hirose Electric Co. Ltd.	100	16,771
HIS Co. Ltd.(2)	300	5,102
Hisamitsu Pharmaceutical Co., Inc.	200	7,016
Hitachi Construction Machinery Co. Ltd.	700	20,224
Hitachi Ltd.	3,400	199,166
Hitachi Metals Ltd.(2)	400	7,426
Hitachi Transport System Ltd.	500	20,390
Hitachi Zosen Corp.	1,900	14,028
Hogy Medical Co. Ltd.	100	2,643
Hokkaido Electric Power Co., Inc.	1,300	5,355
Hokko Chemical Industry Co. Ltd.	200	1,488
Hokkoku Financial Holdings, Inc.	100	1,861
Hokuetsu Corp.	1,200	8,234
Hokuetsu Industries Co. Ltd.	100	835
Hokuhoku Financial Group, Inc.	1,100	7,449
Hokuriku Electric Power Co.	1,300	6,445
Hokuto Corp.	200	3,251
Honda Motor Co. Ltd., ADR	5,463	149,522
Honeys Holdings Co. Ltd.	100	880
Hoosiers Holdings	200	1,109
Horiba Ltd.	400	23,724
Hoshizaki Corp.	100	7,598
Hosiden Corp.	800	8,285
Hosokawa Micron Corp.	200	4,993
House Foods Group, Inc.	200	4,901
Hoya Corp.	784	124,097

Hulic Co. Ltd.	1,400	13,245
Hyakugo Bank Ltd. (The)	2,000	5,597
Hyakujushi Bank Ltd. (The)	200	2,380
I-Net Corp./Kanagawa	100	1,146
I-PEX, Inc.	200	3,409
Ibiden Co. Ltd.	700	43,283
Ichibanya Co. Ltd.	100	3,915
Ichigo, Inc.	600	1,500
Ichikoh Industries Ltd.	200	872
Ichinen Holdings Co. Ltd.	100	1,144
Icom, Inc.	200	4,075
Idec Corp.	300	7,082
Idemitsu Kosan Co. Ltd.	2,200	56,592
IDOM, Inc.	900	5,457
IHI Corp.	1,400	26,156
Iida Group Holdings Co. Ltd.	1,100	22,715
Iino Kaiun Kaisha Ltd.	400	1,813
Inaba Denki Sangyo Co. Ltd.	600	12,998
Inabata & Co. Ltd.	400	5,381
Inageya Co. Ltd.	300	3,446
Ines Corp.	100	1,225
Infocom Corp.	200	3,348
Infomart Corp.	200	1,797
Information Services International-Dentsu Ltd.	400	12,893
INFRONEER Holdings, Inc.	2,484	20,635
INPEX Corp.	8,900	72,825
Intage Holdings, Inc.	600	9,250
Inter Action Corp.	200	4,086
Internet Initiative Japan, Inc.	600	25,643
IR Japan Holdings Ltd.	100	6,188
Iseki & Co. Ltd.(2)	500	6,176
Isetan Mitsukoshi Holdings Ltd.	1,200	8,204
Ishihara Sangyo Kaisha Ltd.	900	9,209
Isuzu Motors Ltd.	3,200	42,888
Ito En Ltd.	200	11,768
ITOCHU Corp.	3,900	111,533
Itochu Enex Co. Ltd.	600	5,025
Itochu Techno-Solutions Corp.	500	16,266
Itoham Yonekyu Holdings, Inc.	900	5,087
IwaiCosmo Holdings, Inc.	100	1,137
Iwatani Corp.	500	25,235
Iyo Bank Ltd. (The)	2,000	9,215
Izumi Co. Ltd.	300	8,305
J Front Retailing Co. Ltd.	1,600	13,141
JAC Recruitment Co. Ltd.	300	5,248
Jaccs Co. Ltd.	500	12,102
JAFCO Group Co. Ltd.	300	18,745
Japan Airlines Co. Ltd.(2)	200	3,605
Japan Airport Terminal Co. Ltd.(2)	200	8,801
Japan Aviation Electronics Industry Ltd.	600	9,592
Japan Elevator Service Holdings Co. Ltd.	500	9,329
Japan Exchange Group, Inc.	1,900	41,137
Japan Investment Adviser Co. Ltd.	400	4,022
Japan Lifeline Co. Ltd.	600	5,591
Japan Material Co. Ltd.	500	6,788

Japan Petroleum Exploration Co. Ltd.	700	14,057
Japan Post Bank Co. Ltd.	700	5,719
Japan Post Holdings Co. Ltd.(2)	11,700	88,175
Japan Post Insurance Co. Ltd.	1,000	15,448
Japan Pulp & Paper Co. Ltd.	200	6,314
Japan Securities Finance Co. Ltd.	700	5,012
Japan Steel Works Ltd. (The)	600	18,002
Japan Wool Textile Co. Ltd. (The)	700	5,181
JCR Pharmaceuticals Co. Ltd.	200	4,420
JCU Corp.	200	8,448
JDC Corp.	200	937
JFE Holdings, Inc.	4,900	55,849
JGC Holdings Corp.	1,700	14,286
JINS Holdings, Inc.	100	5,683
Joshin Denki Co. Ltd.	300	5,412
JSR Corp.	400	14,881
JTEKT Corp.	1,700	14,800
Juki Corp.	1,000	8,065
Juroku Financial Group, Inc.	200	3,482
Justsystems Corp.	200	9,073
JVCKenwood Corp.	4,600	6,682
K's Holdings Corp.	700	7,085
Kadokawa Corp.	200	10,600
Kaga Electronics Co. Ltd.	100	2,574
Kagome Co. Ltd.	800	19,492
Kajima Corp.	2,800	30,794
Kakaku.com, Inc.	800	22,353
Kaken Pharmaceutical Co. Ltd.	200	7,134
Kameda Seika Co. Ltd.	100	3,814
Kamei Corp.	100	873
Kamigumi Co. Ltd.	900	16,591
Kanamoto Co. Ltd.	300	5,690
Kandenko Co. Ltd.	900	6,406
Kaneka Corp.	500	16,258
Kanematsu Corp.	900	9,732
Kanematsu Electronics Ltd.	200	6,349
Kansai Electric Power Co., Inc. (The)	2,900	26,199
Kansai Paint Co. Ltd.	300	6,735
Kanto Denka Kogyo Co. Ltd.	200	1,767
Kao Corp.	900	45,910
Kasai Kogyo Co. Ltd.(2)	200	468
Katitas Co. Ltd.	500	18,429
Kato Sangyo Co. Ltd.	100	2,788
Kawasaki Heavy Industries Ltd.	700	11,682
Kawasaki Kisen Kaisha Ltd.(2)	600	25,607
KDDI Corp.	6,100	176,992
KeePer Technical Laboratory Co. Ltd.	300	6,772
Keihan Holdings Co. Ltd.	100	2,244
Keihanshin Building Co. Ltd.	300	3,646
Keikyu Corp.	300	2,963
Keio Corp.	200	8,993
Keisei Electric Railway Co. Ltd.	100	2,736
KEIWA, Inc.	200	10,755
Keiyo Bank Ltd. (The)	200	742
Kewpie Corp.	600	12,202

Keyence Corp.	100	61,758
KFC Holdings Japan Ltd.	100	2,501
KH Neochem Co. Ltd.	400	10,818
Ki-Star Real Estate Co. Ltd.	100	7,495
Kikkoman Corp.	300	22,901
Kinden Corp.	1,300	18,818
Kintetsu Group Holdings Co. Ltd.(2)	100	2,872
Kintetsu World Express, Inc.	500	11,962
Kirin Holdings Co. Ltd.	1,700	27,086
Kissei Pharmaceutical Co. Ltd.	400	8,060
Kitanotatsujin Corp.	200	628
Kito Corp.	100	1,542
Kitz Corp.	900	5,554
Kiyo Bank Ltd. (The)	500	5,982
Koa Corp.	500	6,702
Koatsu Gas Kogyo Co. Ltd.	200	1,297
Kobe Bussan Co. Ltd.	700	26,388
Kobe Steel Ltd.	3,400	16,219
Koei Tecmo Holdings Co. Ltd.	260	10,833
Kohnan Shoji Co. Ltd.	300	8,778
Koito Manufacturing Co. Ltd.	500	28,672
Kokuyo Co. Ltd.	500	7,311
Komatsu Ltd.	2,600	58,820
Komeri Co. Ltd.	300	6,468
Komori Corp.	100	555
Konami Holdings Corp.	500	25,560
Konica Minolta, Inc.	4,500	18,530
Konishi Co. Ltd.	400	5,630
Konoike Transport Co. Ltd.	400	3,836
Koshidaka Holdings Co. Ltd.	100	525
Kotobuki Spirits Co. Ltd.	100	5,414
Kubota Corp.	2,500	52,020
Kumagai Gumi Co. Ltd.	400	9,234
Kura Sushi, Inc.	400	13,163
Kurabo Industries Ltd.	200	3,202
Kuraray Co. Ltd.	2,700	22,381
Kureha Corp.	300	20,764
Kurita Water Industries Ltd.	600	27,947
Kusuri no Aoki Holdings Co. Ltd.	200	12,680
KYB Corp.	300	7,660
Kyocera Corp.	1,100	65,198
Kyokuto Kaihatsu Kogyo Co. Ltd.	400	4,932
Kyokuyo Co. Ltd.	200	5,112
Kyowa Kirin Co. Ltd.	1,500	41,902
Kyudenko Corp.	300	8,852
Kyushu Electric Power Co., Inc.	2,500	17,858
Kyushu Financial Group, Inc.	2,500	8,354
Kyushu Railway Co.	300	6,318
Lasertec Corp.	300	77,905
Lawson, Inc.	600	29,418
LEC, Inc.	400	2,887
Life Corp.	200	5,914
Lintec Corp.	200	4,394
Lion Corp.	600	8,522
Lixil Corp.	1,400	34,250

M&A Capital Partners Co. Ltd.(2)	100	4,834
M3, Inc.	1,000	53,758
Mabuchi Motor Co. Ltd.	100	3,283
Macnica Fuji Electronics Holdings, Inc.	800	17,964
Maeda Kosen Co. Ltd.	100	3,096
Makino Milling Machine Co. Ltd.	100	3,019
Makita Corp.	800	35,126
Mani, Inc.	200	2,922
Marubeni Corp.	10,300	92,106
Marudai Food Co. Ltd.	200	2,528
Maruha Nichiro Corp.	400	7,998
Marui Group Co. Ltd.	500	9,202
Maruichi Steel Tube Ltd.	200	4,264
Maruwa Co. Ltd.	100	11,771
Maruwa Unyu Kikan Co. Ltd.	400	4,864
Maruzen Showa Unyu Co. Ltd.	200	5,577
Matsui Securities Co. Ltd.	1,500	10,306
MatsukiyoCocokara & Co.	100	3,915
Maxell Ltd.	700	8,070
Mazda Motor Corp.(2)	6,400	51,632
McDonald's Holdings Co. Japan Ltd.	300	13,389
MCJ Co. Ltd.	900	7,843
Mebuki Financial Group, Inc.	7,000	13,787
Medipal Holdings Corp.	1,500	26,959
MedPeer, Inc.(2)	200	6,266
Megachips Corp.	200	8,366
Megmilk Snow Brand Co. Ltd.	400	6,749
Meidensha Corp.	400	9,094
MEIJI Holdings Co. Ltd.	700	41,199
Meiko Electronics Co. Ltd.	400	13,539
Meisei Industrial Co. Ltd.	200	1,147
Meitec Corp.	200	11,728
Melco Holdings, Inc.	200	6,862
Menicon Co. Ltd.	200	6,618
Mercari, Inc.(2)	600	36,192
Micronics Japan Co. Ltd.	100	1,566
Mie Kotsu Group Holdings, Inc.	200	803
Milbon Co. Ltd.	100	5,094
Mimasu Semiconductor Industry Co. Ltd.	100	2,052
MINEBEA MITSUMI, Inc.	1,600	42,105
Mirait Holdings Corp.	1,000	17,283
Miroku Jyoho Service Co. Ltd.	200	2,577
MISUMI Group, Inc.	600	25,298
Mitsuba Corp.(2)	200	807
Mitsubishi Chemical Holdings Corp.	8,800	68,792
Mitsubishi Corp.	4,800	142,725
Mitsubishi Electric Corp.	4,000	49,979
Mitsubishi Estate Co. Ltd.	4,300	59,099
Mitsubishi Gas Chemical Co., Inc.	1,300	21,500
Mitsubishi HC Capital, Inc.	4,830	22,672
Mitsubishi Heavy Industries Ltd.	1,800	40,375
Mitsubishi Kakoki Kaisha Ltd.	200	3,973
Mitsubishi Logisnext Co. Ltd.	400	3,600
Mitsubishi Logistics Corp.	200	4,887
Mitsubishi Materials Corp.	1,000	17,129

Mitsubishi Motors Corp.(2)	5,700	18,330
Mitsubishi UFJ Financial Group, Inc., ADR(1)	33,439	176,558
Mitsuboshi Belting Ltd.	100	1,701
Mitsui & Co. Ltd.	3,600	80,940
Mitsui Chemicals, Inc.	1,800	47,946
Mitsui DM Sugar Holdings Co. Ltd.	100	1,639
Mitsui E&S Holdings Co. Ltd.(2)	200	664
Mitsui Fudosan Co. Ltd.	3,100	63,721
Mitsui High-Tec, Inc.	300	24,036
Mitsui Matsushima Holdings Co. Ltd.	100	1,139
Mitsui Mining & Smelting Co. Ltd.	700	17,908
Mitsui OSK Lines Ltd.	1,000	57,003
Mitsui-Soko Holdings Co. Ltd.	300	6,018
Mitsuuroko Group Holdings Co. Ltd.	400	4,100
Miura Co. Ltd.	200	6,990
Mixi, Inc.	300	5,343
Mizuho Financial Group, Inc., ADR	40,914	100,239
Mizuho Leasing Co. Ltd.	300	7,820
Mizuno Corp.	100	1,872
Mochida Pharmaceutical Co. Ltd.	100	2,800
Modec, Inc.	100	1,228
Monex Group, Inc.	2,000	16,314
MonotaRO Co. Ltd.	800	15,750
Morinaga & Co. Ltd.	200	6,219
Morinaga Milk Industry Co. Ltd.	500	23,788
Moriroku Holdings Co. Ltd.	400	6,020
Morita Holdings Corp.	600	6,726
MrMax Holdings Ltd.	400	1,867
MS&AD Insurance Group Holdings, Inc.	2,300	67,065
Murata Manufacturing Co. Ltd.	1,400	102,710
Musashi Seimitsu Industry Co. Ltd.	600	9,349
Musashino Bank Ltd. (The)	400	5,478
Nabtesco Corp.	300	8,632
Nachi-Fujikoshi Corp.	200	6,773
Nagaileben Co. Ltd.	200	4,129
Nagase & Co. Ltd.	1,100	16,264
Nagoya Railroad Co. Ltd.(2)	500	7,316
Nakanishi, Inc.	400	7,955
Nankai Electric Railway Co. Ltd.	600	10,733
Nanto Bank Ltd. (The)	100	1,576
NEC Corp.	1,200	54,141
NEC Networks & System Integration Corp.	800	12,763
NET One Systems Co. Ltd.	600	17,943
Nexon Co. Ltd.	1,200	23,823
Nextage Co. Ltd.	900	18,078
NGK Insulators Ltd.	2,500	39,482
NGK Spark Plug Co. Ltd.	1,200	19,917
NH Foods Ltd.	600	20,398
NHK Spring Co. Ltd.	1,000	7,442
Nichi-iko Pharmaceutical Co. Ltd.	400	2,371
Nichias Corp.	1,000	22,561
Nichicon Corp.	100	1,020
Nichiha Corp.	300	7,361
Nichirei Corp.	800	18,292
Nichireki Co. Ltd.	100	1,149

Nidec Corp.	423	48,437
Nifco, Inc.	800	21,957
Nihon Dempa Kogyo Co. Ltd.(2)	200	2,951
Nihon Flush Co. Ltd.	400	3,748
Nihon House Holdings Co. Ltd.	300	916
Nihon Kohden Corp.	500	14,731
Nihon M&A Center Holdings, Inc.	1,000	29,340
Nihon Nohyaku Co. Ltd.	200	818
Nihon Parkerizing Co. Ltd.	100	930
Nihon Plast Co. Ltd.	200	871
Nihon Unisys Ltd.	600	17,287
Nikkon Holdings Co. Ltd.	500	8,721
Nikon Corp.	600	6,211
Nintendo Co. Ltd.	300	132,305
Nippn Corp.	700	9,665
Nippo Corp.	500	17,667
Nippon Carbon Co. Ltd.	100	3,645
Nippon Chemi-Con Corp.(2)	500	7,892
Nippon Commercial Development Co. Ltd.	300	4,475
Nippon Denko Co. Ltd.	2,400	6,134
Nippon Densetsu Kogyo Co. Ltd.	100	1,362
Nippon Electric Glass Co. Ltd.	800	20,658
Nippon Express Co. Ltd.	700	39,851
Nippon Gas Co. Ltd.	600	7,476
Nippon Kayaku Co. Ltd.	1,500	14,671
Nippon Koei Co. Ltd.	200	5,583
Nippon Light Metal Holdings Co. Ltd.	560	8,221
Nippon Paint Holdings Co. Ltd.	500	5,247
Nippon Paper Industries Co. Ltd.	900	8,445
Nippon Parking Development Co. Ltd.	3,300	3,955
Nippon Road Co. Ltd. (The)	200	13,752
Nippon Sanso Holdings Corp.	100	2,109
Nippon Seiki Co. Ltd.	400	3,672
Nippon Sheet Glass Co. Ltd.(2)	1,300	5,712
Nippon Shokubai Co. Ltd.	200	8,917
Nippon Signal Co. Ltd.	100	758
Nippon Soda Co. Ltd.	100	2,816
Nippon Steel Corp.	5,000	73,718
Nippon Steel Trading Corp.	200	8,099
Nippon Suisan Kaisha Ltd.	2,800	14,110
Nippon Telegraph & Telephone Corp.	4,100	112,815
Nippon Yakin Kogyo Co. Ltd.	200	3,568
Nippon Yusen KK	1,400	90,676
Nipro Corp.	2,100	19,889
Nishi-Nippon Financial Holdings, Inc.	900	5,396
Nishi-Nippon Railroad Co. Ltd.	100	2,239
Nishimatsu Construction Co. Ltd.	300	8,924
Nishimatsuya Chain Co. Ltd.	800	10,536
Nishio Rent All Co. Ltd.	300	6,654
Nissan Chemical Corp.	400	23,006
Nissan Motor Co. Ltd.(2)	10,800	53,402
Nissei ASB Machine Co. Ltd.	200	4,972
Nissha Co. Ltd.	700	9,698
Nisshin Group Holdings Co. Ltd.	200	820
Nisshin Oillio Group Ltd. (The)	300	7,357

Nisshin Seifun Group, Inc.	400	5,753
Nisshinbo Holdings, Inc.	1,400	10,073
Nissin Electric Co. Ltd.	500	6,234
Nissin Foods Holdings Co. Ltd.	300	22,051
Nitori Holdings Co. Ltd.	200	31,697
Nittetsu Mining Co. Ltd.	200	10,802
Nitto Denko Corp.	800	55,463
Nitto Kogyo Corp.	400	5,239
Nittoc Construction Co. Ltd.	200	1,131
Nittoku Co. Ltd.	200	6,708
Noevir Holdings Co. Ltd.	100	4,627
NOF Corp.	200	9,818
Nojima Corp.	500	9,796
NOK Corp.	1,200	12,822
Nomura Co. Ltd.	100	882
Nomura Micro Science Co. Ltd.	200	8,476
Noritake Co. Ltd./Nagoya Japan	100	4,062
Noritsu Koki Co. Ltd.	300	7,248
Noritz Corp.	300	4,299
North Pacific Bank Ltd.	3,000	6,087
NS Solutions Corp.	200	6,056
NS United Kaiun Kaisha Ltd.	400	11,337
NSK Ltd.	2,500	16,878
NTN Corp.(2)	4,600	8,450
NTT Data Corp.	2,900	61,201
Obara Group, Inc.	200	5,845
Obayashi Corp.	5,200	38,194
Obic Co. Ltd.	100	18,391
Odakyu Electric Railway Co. Ltd.	700	13,482
Ogaki Kyoritsu Bank Ltd. (The)	400	6,237
Oiles Corp.	400	5,791
Oisix ra daichi, Inc.(2)	300	8,788
Oji Holdings Corp.	6,600	30,369
Okamoto Machine Tool Works Ltd.	200	9,035
Okamura Corp.	400	4,483
Okasan Securities Group, Inc.	1,000	3,238
Oki Electric Industry Co. Ltd.	1,000	7,379
Okinawa Electric Power Co., Inc. (The)	315	3,854
Okinawa Financial Group, Inc.	100	1,820
Okumura Corp.	500	13,802
Okura Industrial Co. Ltd.	400	7,224
Okuwa Co. Ltd.	100	841
Olympus Corp.	4,100	91,607
Omron Corp.	200	19,216
Ono Pharmaceutical Co. Ltd.	1,400	30,879
Onward Holdings Co. Ltd.	1,000	2,525
Open House Co. Ltd.	600	34,009
Optim Corp.(2)	200	2,519
Optorun Co. Ltd.	100	1,973
Oracle Corp. (Tokyo)	100	9,810
Organo Corp.	100	6,004
Orient Corp.	3,800	4,142
Oriental Land Co. Ltd.	200	31,427
Oriental Shiraishi Corp.(2)	1,400	2,801
ORIX Corp., ADR	1,391	137,250

Osaka Gas Co. Ltd.	800	12,851
Osaka Organic Chemical Industry Ltd.	200	6,403
Osaka Soda Co. Ltd.	200	4,493
OSG Corp.	800	11,530
Otsuka Corp.	400	18,280
Otsuka Holdings Co. Ltd.	800	28,976
Outsourcing, Inc.	1,100	14,511
Pacific Industrial Co. Ltd.	700	6,462
Pack Corp. (The)	100	2,360
PAL GROUP Holdings Co. Ltd.	600	8,194
PALTAC Corp.	200	7,799
Pan Pacific International Holdings Corp.	1,400	23,898
Panasonic Corp.	8,900	97,032
Paramount Bed Holdings Co. Ltd.	400	6,800
Park24 Co. Ltd.(2)	500	7,091
Pasona Group, Inc.	400	12,444
Penta-Ocean Construction Co. Ltd.	3,000	17,148
PeptiDream, Inc.(2)	300	7,572
Persol Holdings Co. Ltd.	600	17,276
Pharma Foods International Co. Ltd.	300	5,983
Pigeon Corp.	300	6,082
Pilot Corp.	300	10,973
Piolax, Inc.	100	1,419
Plenus Co. Ltd.	200	3,418
Pola Orbis Holdings, Inc.	300	5,346
Poletowin Pitcrew Holdings, Inc.	100	849
Premium Group Co. Ltd.	200	6,150
Press Kogyo Co. Ltd.	300	985
Prestige International, Inc.	600	3,647
Prima Meat Packers Ltd.	200	4,173
PS Mitsubishi Construction Co. Ltd.	200	1,046
Raccoon Holdings, Inc.	300	4,035
Raito Kogyo Co. Ltd.	500	8,910
Raiznext Corp.	700	6,905
Rakus Co. Ltd.	400	10,712
Rakuten Group, Inc.	2,100	21,433
Recruit Holdings Co. Ltd.	2,400	145,727
Relia, Inc.	500	4,450
Relo Group, Inc.	700	12,881
Renesas Electronics Corp.(2)	3,300	41,466
Rengo Co. Ltd.	1,700	11,442
RENOVA, Inc.(2)	200	9,406
Resona Holdings, Inc.	12,984	47,419
Resorttrust, Inc.	800	13,046
Restar Holdings Corp.	500	8,142
Ricoh Co. Ltd.	5,500	48,524
Ricoh Leasing Co. Ltd.	200	6,380
Riken Vitamin Co. Ltd.	500	7,060
Rinnai Corp.	100	9,461
Riso Kyoiku Co. Ltd.	1,600	5,720
Rohm Co. Ltd.	200	18,573
Rohto Pharmaceutical Co. Ltd.	300	8,555
Roland DG Corp.	300	6,828
Rorze Corp.	100	10,421
RS Technologies Co. Ltd.	200	11,272

Ryobi Ltd.	100	885
Ryohin Keikaku Co. Ltd.	1,100	17,751
Ryosan Co. Ltd.	200	3,705
S Foods, Inc.	200	5,779
S-Pool, Inc.	200	2,230
Saizeriya Co. Ltd.	200	5,154
Sakai Moving Service Co. Ltd.	100	3,692
Sakata INX Corp.	900	7,703
Sakata Seed Corp.	200	5,509
Sakura Internet, Inc.	200	933
Sala Corp.	200	1,004
San-A Co. Ltd.	100	3,520
San-Ai Oil Co. Ltd.	700	7,286
San-In Godo Bank Ltd. (The)	800	3,967
Sanei Architecture Planning Co. Ltd.	100	1,426
Sangetsu Corp.	300	4,014
Sanken Electric Co. Ltd.	200	10,116
Sanki Engineering Co. Ltd.	100	1,210
Sankyo Co. Ltd.	200	5,103
Sankyo Tateyama, Inc.	100	602
Sankyu, Inc.	500	19,803
Sanoh Industrial Co. Ltd.	100	822
Santen Pharmaceutical Co. Ltd.	1,700	22,504
Sanwa Holdings Corp.	1,700	18,135
Sanyo Chemical Industries Ltd.	100	4,473
Sanyo Denki Co. Ltd.	200	9,959
Sapporo Holdings Ltd.	600	11,488
Sato Holdings Corp.	500	9,349
Sawada Holdings Co. Ltd.	200	2,101
Sawai Group Holdings Co. Ltd.	300	11,109
SB Technology Corp.	200	4,735
SBI Holdings, Inc.	1,900	48,747
SBS Holdings, Inc.	400	12,207
SCREEN Holdings Co. Ltd.	400	40,187
SCSK Corp.	900	17,046
Secom Co. Ltd.	500	33,846
Sega Sammy Holdings, Inc.	500	8,117
Seibu Holdings, Inc.(2)	500	4,754
Seikitokyu Kogyo Co. Ltd.	200	1,449
Seiko Epson Corp.	2,400	38,696
Seiko Holdings Corp.	100	1,933
Seino Holdings Co. Ltd.	900	9,080
Seiren Co. Ltd.	400	8,004
Sekisui Chemical Co. Ltd.	1,900	30,865
Sekisui House Ltd.	2,500	48,587
Sekisui Jushi Corp.	100	1,774
Senko Group Holdings Co. Ltd.	700	5,705
Senshu Electric Co. Ltd.	200	8,101
Senshu Ikeda Holdings, Inc.	2,000	2,626
Septeni Holdings Co. Ltd.	1,000	4,063
Seria Co. Ltd.	300	9,122
Seven & i Holdings Co. Ltd.	3,100	124,860
Seven Bank Ltd.	6,000	12,059
SG Holdings Co. Ltd.	1,500	33,107
Sharp Corp.	2,100	23,427

Shibaura Machine Co. Ltd.	200	5,923
Shibuya Corp.	100	2,515
SHIFT, Inc.(2)	100	22,057
Shiga Bank Ltd. (The)	300	4,615
Shikoku Bank Ltd. (The)	200	1,239
Shikoku Chemicals Corp.	100	1,204
Shikoku Electric Power Co., Inc.	900	5,969
Shimadzu Corp.	600	25,440
Shimamura Co. Ltd.	100	8,543
Shimano, Inc.	200	55,317
Shimizu Corp.	3,800	23,940
Shin Nippon Air Technologies Co. Ltd.	200	3,695
Shin-Etsu Chemical Co. Ltd.	500	83,283
Shin-Etsu Polymer Co. Ltd.	200	1,669
Shinko Electric Industries Co. Ltd.	500	23,386
Shinmaywa Industries Ltd.	500	3,715
Shinnihon Corp.	200	1,313
Shinoken Group Co. Ltd.	100	958
Shinsei Bank Ltd.	1,000	16,872
Shionogi & Co. Ltd.	600	41,887
Ship Healthcare Holdings, Inc.	1,000	22,286
Shiseido Co. Ltd.	1,000	57,320
Shizuoka Bank Ltd. (The)	2,400	16,872
Shoei Co. Ltd.	200	8,458
Showa Denko KK	400	8,760
Showa Sangyo Co. Ltd.	200	4,617
Siix Corp.	300	3,504
Sinanen Holdings Co. Ltd.	200	6,034
Sinfonia Technology Co. Ltd.	300	3,324
Sinko Industries Ltd.	200	3,232
Sintokogio Ltd.	200	1,194
SKY Perfect JSAT Holdings, Inc.	1,200	4,280
Skylark Holdings Co. Ltd.(2)	500	6,475
SMC Corp.	53	33,837
SMS Co. Ltd.	300	11,141
Snow Peak, Inc.	400	13,603
Sodick Co. Ltd.	200	1,347
Softbank Corp.	6,300	86,717
SoftBank Group Corp.	2,400	126,125
Sohgo Security Services Co. Ltd.	300	12,788
Sojitz Corp.	2,640	37,170
Solasto Corp.	100	1,085
Sompo Holdings, Inc.	1,500	61,602
Sony Group Corp., ADR	3,899	475,093
Sotetsu Holdings, Inc.(2)	600	10,442
Square Enix Holdings Co. Ltd.	400	20,928
St. Marc Holdings Co. Ltd.	300	3,721
Stanley Electric Co. Ltd.	500	12,991
Star Micronics Co. Ltd.	500	6,348
Starts Corp., Inc.	400	8,565
Starzen Co. Ltd.	200	3,247
Stella Chemifa Corp.	200	4,396
Strike Co. Ltd.	100	4,958
Subaru Corp.	3,900	73,453
Sugi Holdings Co. Ltd.	200	12,607

SUMCO Corp.	2,100	45,521
Sumida Corp.	700	6,888
Sumitomo Bakelite Co. Ltd.	300	13,972
Sumitomo Chemical Co. Ltd.	10,900	49,999
Sumitomo Corp.	6,700	91,222
Sumitomo Dainippon Pharma Co., Ltd.	800	9,750
Sumitomo Densetsu Co. Ltd.	100	1,696
Sumitomo Electric Industries Ltd.	3,700	48,430
Sumitomo Forestry Co. Ltd.	1,100	22,044
Sumitomo Heavy Industries Ltd.	1,100	24,276
Sumitomo Metal Mining Co. Ltd.	900	33,265
Sumitomo Mitsui Construction Co. Ltd.	300	1,091
Sumitomo Mitsui Financial Group, Inc., ADR	19,066	123,357
Sumitomo Mitsui Trust Holdings, Inc.	1,800	56,224
Sumitomo Osaka Cement Co. Ltd.	300	9,085
Sumitomo Realty & Development Co. Ltd.	1,500	46,788
Sumitomo Riko Co. Ltd.	200	1,010
Sumitomo Rubber Industries Ltd.	1,400	14,031
Sumitomo Seika Chemicals Co. Ltd.	200	5,317
Sumitomo Warehouse Co. Ltd. (The)	500	7,995
Sun Frontier Fudousan Co. Ltd.	500	4,216
Sundrug Co. Ltd.	300	7,921
Suntory Beverage & Food Ltd.	900	31,749
Suruga Bank Ltd.	1,300	5,392
Suzuken Co. Ltd.	700	19,028
Suzuki Motor Corp.	1,800	72,662
SWCC Showa Holdings Co. Ltd.	200	3,299
Sysmex Corp.	400	49,753
Systena Corp.	2,000	8,272
T Hasegawa Co. Ltd.	200	4,957
T&D Holdings, Inc.	2,700	31,733
T-Gaia Corp.	100	1,422
Tadano Ltd.	200	1,765
Taihei Dengyo Kaisha Ltd.	100	2,380
Taiheiyo Cement Corp.	1,000	19,301
Taikisha Ltd.	200	5,112
Taisei Corp.	1,100	32,022
Taisho Pharmaceutical Holdings Co. Ltd.	100	4,916
Taiyo Holdings Co. Ltd.	600	17,014
Taiyo Yuden Co. Ltd.	900	49,318
Takamatsu Construction Group Co. Ltd.	100	1,650
Takara Bio, Inc.	300	6,957
Takara Holdings, Inc.	900	9,642
Takara Leben Co. Ltd.	1,500	3,519
Takara Standard Co. Ltd.	100	1,202
Takasago International Corp.	400	9,674
Takasago Thermal Engineering Co. Ltd.	600	10,078
Takashimaya Co. Ltd.	1,900	16,683
Takeda Pharmaceutical Co. Ltd., ADR(1)	3,998	53,373
Takeuchi Manufacturing Co. Ltd.	400	9,489
Takuma Co. Ltd.	500	6,016
Tama Home Co. Ltd.	500	10,087
Tamron Co. Ltd.	200	4,429
Tamura Corp.	200	1,208
Tanseisha Co. Ltd.	800	5,694

Tatsuta Electric Wire and Cable Co. Ltd.	200	811
TDK Corp.	1,800	71,207
TechMatrix Corp.	400	6,846
TechnoPro Holdings, Inc.	700	19,121
Teijin Ltd.	1,400	15,990
Teikoku Electric Manufacturing Co. Ltd.	400	4,907
Teikoku Sen-I Co. Ltd.	200	3,475
Terumo Corp.	800	32,579
THK Co. Ltd.	500	11,849
TIS, Inc.	900	27,742
TKC Corp.	200	5,802
Toa Corp. (Tokyo)	300	6,279
Toagosei Co. Ltd.	700	7,224
Tobu Railway Co. Ltd.	1,000	22,600
TOC Co. Ltd.	200	979
Tocalo Co. Ltd.	600	7,824
Toda Corp.	1,300	7,616
Toho Bank Ltd. (The)	500	855
Toho Co. Ltd.	300	13,314
Toho Gas Co. Ltd.	100	2,820
Toho Holdings Co. Ltd.	300	4,469
Toho Titanium Co. Ltd.	600	4,964
Toho Zinc Co. Ltd.	200	3,722
Tohoku Electric Power Co., Inc.	2,400	16,612
Tokai Carbon Co. Ltd.	1,600	16,460
Tokai Corp/Gifu	200	3,438
TOKAI Holdings Corp.	900	6,565
Tokai Rika Co. Ltd.	500	6,532
Tokai Tokyo Financial Holdings, Inc.	1,400	4,568
Token Corp.	100	7,862
Tokio Marine Holdings, Inc.	2,000	100,439
Tokushu Tokai Paper Co. Ltd.	100	3,554
Tokuyama Corp.	500	7,823
Tokyo Century Corp.	500	23,781
Tokyo Electric Power Co. Holdings, Inc.(2)	6,500	17,344
Tokyo Electron Device Ltd.	200	11,816
Tokyo Electron Ltd.	300	157,641
Tokyo Gas Co. Ltd.	400	6,843
Tokyo Ohka Kogyo Co. Ltd.	100	6,235
Tokyo Seimitsu Co. Ltd.	400	16,787
Tokyo Steel Manufacturing Co. Ltd.	900	9,468
Tokyo Tatemono Co. Ltd.	1,400	19,819
Tokyotokeiba Co. Ltd.	200	7,010
Tokyu Construction Co. Ltd.	200	1,134
Tokyu Corp.	1,000	13,822
Tokyu Fudosan Holdings Corp.	5,600	28,856
TOMONY Holdings, Inc.	1,400	3,583
Tomy Co. Ltd.	1,400	12,296
Topcon Corp.	1,300	20,398
Toppan Forms Co. Ltd.	100	1,363
Toppan, Inc.	2,300	34,863
Topre Corp.	500	4,794
Toray Industries, Inc.	8,700	50,303
Toridoll Holdings Corp.	200	4,265
Torii Pharmaceutical Co. Ltd.	100	2,448

Tosei Corp.	500	4,241
Toshiba Corp.	300	11,974
Toshiba TEC Corp.	400	15,361
Tosoh Corp.	2,600	37,170
Totetsu Kogyo Co. Ltd.	300	6,013
TOTO Ltd.	500	22,118
Towa Bank Ltd. (The)	200	847
Towa Corp.	500	13,959
Towa Pharmaceutical Co. Ltd.	600	13,884
Toyo Construction Co. Ltd.	700	3,219
Toyo Engineering Corp.(2)	1,000	6,229
Toyo Gosei Co. Ltd.	100	15,106
Toyo Ink SC Holdings Co. Ltd.	200	3,301
Toyo Kanetsu KK	200	4,383
Toyo Seikan Group Holdings Ltd.	1,700	20,678
Toyo Suisan Kaisha Ltd.	200	8,093
Toyo Tire Corp.	900	13,652
Toyobo Co. Ltd.	900	9,444
Toyoda Gosei Co. Ltd.	500	9,968
Toyota Boshoku Corp.	600	11,805
Toyota Industries Corp.	600	49,213
Toyota Motor Corp., ADR	3,289	584,949
Toyota Tsusho Corp.	1,500	64,956
TPR Co. Ltd.	200	2,406
Trancom Co. Ltd.	100	7,089
Transcosmos, Inc.	200	5,542
TRE Holdings Corp.	868	13,630
Trend Micro, Inc.	1,000	57,663
Tri Chemical Laboratories, Inc.	400	12,262
TS Tech Co. Ltd.	600	7,033
Tsubakimoto Chain Co.	400	10,068
Tsugami Corp.	500	6,174
Tsukishima Kikai Co. Ltd.	500	4,696
Tsumura & Co.	200	5,696
Tsuruha Holdings, Inc.	200	22,626
UACJ Corp.(2)	500	10,082
Ube Industries Ltd.	1,300	21,648
Uchida Yoko Co. Ltd.	200	8,163
Ulvac, Inc.	200	11,413
Unicharm Corp.	700	30,321
Unipres Corp.	100	625
United Super Markets Holdings, Inc.	900	7,954
Universal Entertainment Corp.(2)	100	2,031
Ushio, Inc.	500	9,263
USS Co. Ltd.	1,400	20,539
UT Group Co. Ltd.	200	7,087
V Technology Co. Ltd.	200	6,038
Valor Holdings Co. Ltd.	300	5,594
Valqua Ltd.	400	8,592
ValueCommerce Co. Ltd.	200	7,959
Vital KSK Holdings, Inc.	400	2,695
VT Holdings Co. Ltd.	300	1,110
Wacoal Holdings Corp.	200	3,548
Wacom Co. Ltd.	1,800	13,860
Wakita & Co. Ltd.	600	5,418

Welcia Holdings Co. Ltd.	400	14,223
West Japan Railway Co.	400	17,237
Xebio Holdings Co. Ltd.	800	6,199
Yahagi Construction Co. Ltd.	400	2,436
Yakult Honsha Co. Ltd.	200	10,036
YAKUODO Holdings Co. Ltd.	200	3,773
YAMABIKO Corp.	500	5,494
Yamada Holdings Co. Ltd.	5,100	17,821
Yamaguchi Financial Group, Inc.	1,300	7,099
Yamaha Corp.	500	25,661
Yamaha Motor Co. Ltd.	2,300	57,842
Yamaichi Electronics Co. Ltd.	100	2,021
Yamato Corp.	200	1,304
Yamato Holdings Co. Ltd.	1,600	35,319
Yamato Kogyo Co. Ltd.	200	6,107
Yamazaki Baking Co. Ltd.	700	9,089
Yamazen Corp.	200	1,711
Yaoko Co. Ltd.	200	11,803
Yaskawa Electric Corp.	500	22,317
Yellow Hat Ltd.	500	6,834
Yodogawa Steel Works Ltd.	200	4,010
Yokogawa Bridge Holdings Corp.	500	9,330
Yokogawa Electric Corp.	1,200	22,495
Yokohama Reito Co. Ltd.	700	4,955
Yokohama Rubber Co. Ltd. (The)	1,500	23,294
Yokowo Co. Ltd.	200	4,719
Yorozu Corp.	100	928
Yotai Refractories Co. Ltd.	200	2,136
Yuasa Trading Co. Ltd.	100	2,462
Yurtec Corp.	200	1,058
Z Holdings Corp.	7,600	50,300
Zenkoku Hosho Co. Ltd.	500	21,819
Zensho Holdings Co. Ltd.	600	13,633
Zeon Corp.	200	2,112
ZERIA Pharmaceutical Co. Ltd.	200	3,383
ZOZO, Inc.	400	12,678
		17,812,321
Netherlands — 4.1%
Aalberts NV	850	52,271
ABN AMRO Bank NV, CVA	4,297	61,331
Accell Group NV(1)(2)	226	9,923
Adyen NV(2)	105	290,833
Aegon NV, NY Shares(1)	19,568	86,099
AerCap Holdings NV(2)	2,331	130,629
Akzo Nobel NV	1,540	162,049
AMG Advanced Metallurgical Group NV(1)	381	10,617
Arcadis NV	530	23,567
ASM International NV	183	82,257
ASML Holding NV, NY Shares	855	676,741
ASR Nederland NV	1,970	84,130
B&S Group Sarl	176	1,391
Basic-Fit NV(1)(2)	704	30,555
BE Semiconductor Industries NV	577	54,867
Boskalis Westminster	945	25,600
Coca-Cola Europacific Partners PLC	1,390	68,624

Constellium SE(2)	392	6,887
Corbion NV	582	26,887
Flow Traders(1)	404	14,141
ForFarmers NV(1)	632	2,482
Fugro NV(1)(2)	932	6,855
Heijmans NV, CVA	462	6,952
Heineken Holding NV	62	5,164
Heineken NV	548	54,544
IMCD NV	81	17,992
ING Groep NV, ADR(1)	20,681	284,777
InPost SA(2)	415	4,629
Just Eat Takeaway.com NV(2)	1,120	70,135
Kendrion NV(1)	45	1,014
Koninklijke Ahold Delhaize NV	8,045	270,712
Koninklijke BAM Groep NV(2)	6,219	18,572
Koninklijke DSM NV	751	161,643
Koninklijke KPN NV	40,703	119,898
Koninklijke Philips NV	1,795	63,148
Koninklijke Vopak NV	765	29,138
Nedap N.V.	19	1,241
NN Group NV	2,581	128,249
OCI NV(2)	955	26,150
Pharming Group NV(1)(2)	6,312	5,044
PostNL NV	7,561	32,295
Prosus NV(2)	953	76,586
Randstad NV	381	24,041
SBM Offshore NV	1,193	16,825
SIF Holding NV(1)	255	3,536
Signify NV	428	19,539
Sligro Food Group NV(2)	298	6,505
TKH Group NV, CVA	493	27,568
TomTom NV(1)(2)	753	6,471
Universal Music Group NV	1,018	29,221
Van Lanschot Kempen NV	419	9,918
Wolters Kluwer NV	401	45,097
		3,475,340
New Zealand — 0.3%
a2 Milk Co. Ltd. (The)(1)(2)	1,826	7,613
Air New Zealand Ltd.(2)	4,184	4,312
Arvida Group Ltd.	960	1,265
Auckland International Airport Ltd.(2)	3,613	19,379
Chorus Ltd.	4,919	22,453
Contact Energy Ltd.	3,805	20,262
Fisher & Paykel Healthcare Corp. Ltd.	1,195	27,038
Fletcher Building Ltd.	5,977	27,512
Genesis Energy Ltd.	552	1,097
Hallenstein Glasson Holdings Ltd.	237	1,179
Infratil Ltd.	2,076	11,133
Kathmandu Holdings Ltd.	4,584	4,586
Mercury NZ Ltd.	1,963	8,022
Meridian Energy Ltd.	2,645	8,506
NZX Ltd.	2,074	2,471
Oceania Healthcare Ltd.	10,328	9,217
Pushpay Holdings Ltd.(1)(2)	6,208	5,714
Ryman Healthcare Ltd.	830	6,937

Sanford Ltd.(2)	585	1,986
Scales Corp. Ltd.	162	588
SKYCITY Entertainment Group Ltd.	4,175	8,536
Spark New Zealand Ltd.	7,379	23,078
Summerset Group Holdings Ltd.	1,675	14,478
Synlait Milk Ltd.(1)(2)	167	363
Z Energy Ltd.	5,301	12,605
		250,330
Norway — 0.8%
ABG Sundal Collier Holding ASA	7,195	7,336
Adevinta ASA(2)	508	7,240
Aker BP ASA	462	14,516
Atea ASA(2)	431	7,792
Austevoll Seafood ASA	108	1,177
Bakkafrost P/F	34	2,233
Bonheur ASA	230	7,282
Borregaard ASA	682	16,205
Bouvet ASA	260	2,158
BW Energy Ltd.(2)	49	113
BW LPG Ltd.	1,378	6,951
BW Offshore Ltd.	1,603	4,528
Crayon Group Holding ASA(2)	407	8,389
DNB Bank ASA	2,525	55,108
DNO ASA(2)	6,539	7,570
Entra ASA	613	13,754
Equinor ASA, ADR	3,339	83,675
Europris ASA	1,242	8,576
Fjordkraft Holding ASA	637	3,033
FLEX LNG Ltd.	384	9,039
Frontline Ltd.(2)	857	5,870
Gjensidige Forsikring ASA	310	7,022
Golden Ocean Group Ltd.	1,164	10,816
Grieg Seafood ASA(1)(2)	515	4,542
Kahoot! ASA(1)(2)	1,016	5,686
Kitron ASA(1)	2,712	5,746
Kongsberg Gruppen ASA	294	8,631
Leroy Seafood Group ASA	712	5,015
Mowi ASA(1)	1,218	27,694
Nordic Semiconductor ASA(2)	634	21,094
Norsk Hydro ASA	6,378	41,305
Odfjell Drilling Ltd.(2)	354	683
Orkla ASA	1,053	9,625
PGS ASA(1)(2)	8,947	3,266
Protector Forsikring ASA	387	4,373
Salmar ASA	167	10,552
Sbanken ASA	858	8,940
Scatec ASA	510	8,964
Schibsted ASA, B Shares	235	9,028
Schibsted ASA, Class A	204	9,090
SpareBank 1 Nord Norge	924	10,492
Sparebank 1 Oestlandet	104	1,675
SpareBank 1 SMN	1,270	19,348
SpareBank 1 SR-Bank ASA	1,147	15,850
Sparebanken More	30	1,377
Sparebanken Vest	955	10,142

Stolt-Nielsen Ltd.	82	1,156
Storebrand ASA	3,174	29,162
Subsea 7 SA	1,267	8,833
Telenor ASA	1,943	28,710
TGS ASA	612	5,650
TOMRA Systems ASA	354	24,270
Veidekke ASA	669	9,602
Wallenius Wilhelmsen ASA(2)	2,050	9,398
Yara International ASA	445	21,845
		672,127
Portugal — 0.2%
Banco Comercial Portugues SA, R Shares(1)(2)	47,877	7,792
CTT-Correios de Portugal SA	1,350	6,368
EDP - Energias de Portugal SA	7,330	40,168
EDP Renovaveis SA	247	6,353
Galp Energia SGPS SA	3,562	33,428
Jeronimo Martins SGPS SA	935	20,401
NOS SGPS SA(1)	979	3,737
REN - Redes Energeticas Nacionais SGPS SA	6,650	18,594
Sonae SGPS SA	9,551	10,235
		147,076
Singapore — 1.1%
AEM Holdings Ltd.	4,500	16,801
Ascendas India Trust	2,100	2,135
CapitaLand Integrated Commercial Trust	2,381	3,670
Capitaland Investment Ltd.(2)	15,400	37,920
Chip Eng Seng Corp. Ltd.	900	277
City Developments Ltd.	3,500	17,966
ComfortDelGro Corp. Ltd.	25,800	25,866
DBS Group Holdings Ltd.	4,952	107,867
Far East Orchard Ltd.	3,900	3,078
First Resources Ltd.	5,300	5,745
Frencken Group Ltd.	6,300	9,662
Fu Yu Corp. Ltd.	17,800	3,656
Golden Agri-Resources Ltd.	74,900	14,270
GuocoLand Ltd.	800	906
Hour Glass Ltd. (The)	1,700	2,687
Hutchison Port Holdings Trust, U Shares	74,900	16,824
iFAST Corp. Ltd.	1,200	7,311
Japfa Ltd.(1)	10,400	4,561
Jardine Cycle & Carriage Ltd.	500	7,740
Keppel Corp. Ltd.	9,400	35,037
Keppel Infrastructure Trust	10,900	4,274
Mandarin Oriental International Ltd.(2)	3,400	7,529
NetLink NBN Trust	1,500	1,108
OUE Ltd.	1,000	1,003
Oversea-Chinese Banking Corp. Ltd.	12,124	97,164
QAF Ltd.	5,200	3,277
Raffles Medical Group Ltd.	9,500	9,456
SATS Ltd.(2)	2,200	6,108
Sea Ltd., ADR(2)	388	111,771
Sembcorp Industries Ltd.	8,900	12,228
Sheng Siong Group Ltd.	5,700	6,094
Singapore Airlines Ltd.(1)(2)	4,100	14,600
Singapore Exchange Ltd.	4,800	31,338

Singapore Post Ltd.	4,500	2,173
Singapore Press Holdings Ltd.	13,100	22,309
Singapore Technologies Engineering Ltd.	12,900	35,890
Singapore Telecommunications Ltd.	37,400	64,400
StarHub Ltd.	4,500	4,343
UMS Holdings Ltd.	7,375	8,065
United Overseas Bank Ltd.	3,900	72,993
UOL Group Ltd.	2,900	14,577
Venture Corp. Ltd.	2,600	35,184
Wilmar International Ltd.	7,100	21,294
Wing Tai Holdings Ltd.	4,300	5,796
Yangzijiang Shipbuilding Holdings Ltd.	32,800	31,137
Yanlord Land Group Ltd.	8,800	7,012
		955,102
Spain — 1.9%
Acciona SA	265	47,266
Acerinox SA	1,044	11,666
ACS Actividades de Construccion y Servicios SA	1,273	30,509
Aena SME SA(2)	182	26,730
Almirall SA(1)	764	9,294
Amadeus IT Group SA(2)	556	35,598
Applus Services SA	1,497	13,294
Atresmedia Corp. de Medios de Comunicacion SA(1)(2)	1,279	5,112
Banco Bilbao Vizcaya Argentaria SA, ADR	27,319	144,791
Banco de Sabadell SA(2)	47,077	31,789
Banco Santander SA, ADR	50,847	158,134
Bankinter SA	4,444	21,860
CaixaBank SA	21,361	55,151
Cellnex Telecom SA	1,167	68,825
Cia de Distribucion Integral Logista Holdings SA	542	10,066
CIE Automotive SA	454	12,606
Construcciones y Auxiliar de Ferrocarriles SA(2)	289	11,485
Ebro Foods SA(1)	526	10,187
Enagas SA	3,313	75,589
Ence Energia y Celulosa SA(2)	1,443	3,537
Endesa SA	1,543	34,704
Ercros SA(2)	385	1,266
Faes Farma SA	2,832	10,650
Ferrovial SA	1,456	40,539
Fluidra SA	166	6,332
Fomento de Construcciones y Contratas SA	484	5,415
Gestamp Automocion SA(2)	1,752	7,679
Global Dominion Access SA	1,242	6,161
Grifols SA	808	14,527
Grupo Catalana Occidente SA	464	14,733
Iberdrola SA	11,002	123,465
Indra Sistemas SA(2)	424	4,954
Industria de Diseno Textil SA	2,325	73,495
Laboratorios Farmaceuticos Rovi SA	73	5,321
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	2,702	4,681
Mapfre SA(1)	11,653	23,958
Mediaset Espana Comunicacion SA(2)	2,011	9,721
Melia Hotels International SA(2)	1,566	9,812
Miquel y Costas & Miquel SA	78	1,163
Naturgy Energy Group SA(1)	2,010	55,452

Neinor Homes SA(2)	540	6,711
Pharma Mar SA(1)	50	3,253
Prosegur Cash SA(1)	3,818	2,496
Prosegur Cia de Seguridad SA	2,790	7,053
Red Electrica Corp. SA	3,283	69,783
Repsol SA	8,516	94,102
Sacyr SA	3,307	7,850
Siemens Gamesa Renewable Energy SA(2)	615	16,418
Talgo SA(2)	319	1,676
Tecnicas Reunidas SA(1)(2)	508	3,996
Telefonica SA, ADR	30,157	136,008
Unicaja Banco SA	20,803	18,232
Viscofan SA	433	27,481
Zardoya Otis SA	1,487	11,823
		1,644,399
Sweden — 3.8%
AAK AB	1,407	28,191
AcadeMedia AB	673	4,107
AddTech AB, B Shares	1,286	29,234
AFRY AB	464	13,018
Alfa Laval AB	822	31,717
Alimak Group AB	274	3,279
Amasten Fastighets AB(2)	1,158	1,711
Ambea AB	451	2,741
Annehem Fastigheter AB, B Shares(2)	151	610
Arjo AB, B Shares	2,424	30,470
Assa Abloy AB, B Shares	1,730	48,474
Atlas Copco AB, A Shares	1,521	93,053
Atlas Copco AB, B Shares	846	43,941
Atrium Ljungberg AB, B Shares	56	1,242
Avanza Bank Holding AB	1,053	40,058
Axfood AB	660	17,944
Beijer Ref AB(1)	1,152	22,827
Bilia AB, A Shares	790	13,191
BillerudKorsnas AB	1,585	32,988
BioArctic AB(2)	99	1,325
BioGaia AB, B Shares	118	6,717
Biotage AB	900	27,075
Boliden AB	1,788	61,638
Bonava AB, B Shares	824	7,191
Bravida Holding AB	855	11,427
Bure Equity AB	775	36,944
Byggmax Group AB	602	5,783
Castellum AB(1)	997	28,081
Catena AB	162	10,222
Catena Media plc(1)(2)	1,233	7,004
Cibus Nordic Real Estate AB	262	7,154
Cint Group AB(2)	610	9,081
Clas Ohlson AB, B Shares	579	7,190
Cloetta AB, B Shares	1,689	4,647
Coor Service Management Holding AB	784	6,705
Corem Property Group AB	4,128	15,182
Dios Fastigheter AB	1,235	15,700
Dometic Group AB	104	1,423
Electrolux AB, B Shares	1,865	41,873

Electrolux Professional AB, B Shares(2)	395	2,597
Elekta AB, B Shares(1)	1,785	21,051
Embracer Group AB(1)(2)	1,196	12,924
Eolus Vind AB, B Shares(1)	472	6,910
Epiroc AB, A Shares	3,090	74,808
Epiroc AB, B Shares	1,825	36,699
EQT AB(1)	716	42,097
Essity AB, B Shares	2,321	74,114
Evolution AB	379	39,794
Fabege AB	797	13,312
Fastighets AB Balder, B Shares(2)	263	19,645
Ferronordic AB	267	9,335
Fingerprint Cards AB, B Shares(1)(2)	1,176	2,534
Fortnox AB	374	22,962
G5 Entertainment AB(1)	124	5,988
Getinge AB, B Shares	1,746	73,161
Granges AB	1,135	11,838
H & M Hennes & Mauritz AB, B Shares(1)	1,966	34,656
Hexagon AB, B Shares	4,158	60,468
Hexatronic Group AB	584	32,486
Hexpol AB	938	11,135
HMS Networks AB	126	7,921
Hoist Finance AB(1)(2)	1,730	5,304
Holmen AB, B Shares	412	18,421
Hufvudstaden AB, A Shares	917	13,835
Husqvarna AB, B Shares(1)	3,480	48,993
ICA Gruppen AB	408	24,148
Industrivarden AB, A Shares	460	13,656
Indutrade AB	1,260	35,203
Intrum AB	284	7,126
Investment AB Latour, B Shares	184	6,936
INVISIO AB	463	8,020
Inwido AB	628	11,336
JM AB	688	30,770
Karo Pharma AB(2)	252	1,668
KNOW IT AB	207	8,491
Kopparbergs Bryggeri AB, B Shares	454	7,798
Lifco AB, B Shares	785	21,215
Lime Technologies AB	93	3,655
Lindab International AB	778	25,297
Loomis AB	736	18,985
Lundin Energy AB	396	13,994
Maha Energy AB(2)	2,600	3,283
Mekonomen AB(2)	513	8,838
Millicom International Cellular SA, SDR(1)(2)	791	24,857
MIPS AB	195	25,917
Munters Group AB	204	1,434
Mycronic AB	817	18,000
NCC AB, B Shares	607	10,304
New Wave Group AB, B Shares(2)	566	10,604
Nibe Industrier AB, B Shares	4,052	57,755
Nobia AB	1,165	6,416
Nobina AB	994	8,677
Nolato AB, B Shares	2,030	23,845
Nordea Bank Abp	11,170	132,286

Nordic Entertainment Group AB, B Shares(2)	422	20,957
Nordic Waterproofing Holding AB	311	7,492
Nordnet AB publ	451	8,386
NP3 Fastigheter AB(1)	89	3,405
Nyfosa AB	1,109	20,401
Pandox AB(2)	470	6,812
Paradox Interactive AB(1)	279	4,400
Peab AB, Class B	1,849	21,890
Platzer Fastigheter Holding AB, B Shares	531	8,289
Proact IT Group AB	345	3,390
Ratos AB, B Shares	1,684	9,837
RaySearch Laboratories AB(1)(2)	89	532
Rejlers AB	199	2,856
Resurs Holding AB	1,899	8,064
Saab AB, B Shares	631	16,451
Sagax AB, B Shares	507	19,755
Samhallsbyggnadsbolaget i Norden AB	3,611	26,369
Sandvik AB	3,717	91,770
SAS AB(1)(2)	6,440	848
Scandi Standard AB	736	3,253
Scandic Hotels Group AB(2)	200	777
Securitas AB, B Shares	1,129	16,312
Sinch AB(2)	1,121	14,906
Skandinaviska Enskilda Banken AB, A Shares	5,123	74,498
Skanska AB, B Shares	1,986	45,696
SKF AB, B Shares	2,658	60,673
SkiStar AB(2)	525	9,537
Solid Forsakring AB(2)	190	661
Spotify Technology SA(2)	155	36,967
SSAB AB, A Shares(2)	1,528	7,522
SSAB AB, B Shares(2)	5,975	25,962
Stillfront Group AB(1)(2)	1,580	8,831
Svenska Cellulosa AB SCA, B Shares	1,510	24,561
Svenska Handelsbanken AB, A Shares	6,963	73,668
Sweco AB, B Shares	168	2,886
Swedbank AB, A Shares	3,961	79,754
Swedish Orphan Biovitrum AB(2)	1,017	24,811
Tele2 AB, B Shares	923	13,172
Telefonaktiebolaget LM Ericsson, ADR(1)	10,992	109,920
Telia Co. AB	11,765	45,471
Tethys Oil AB	639	4,284
Thule Group AB	499	28,205
Trelleborg AB, B Shares	1,551	35,208
Troax Group AB	287	13,479
Vitec Software Group AB, B Shares	386	23,547
Vitrolife AB	318	19,456
Volvo AB, A Shares	413	9,023
Volvo AB, B Shares	3,617	77,872
Wallenstam AB, B Shares	557	9,983
Wihlborgs Fastigheter AB	993	23,465
		3,250,924
Switzerland — 8.3%
ABB Ltd., ADR	2,007	69,342
Adecco Group AG	859	39,809
Alcon, Inc.	2,241	177,014

Allreal Holding AG	108	22,372
ALSO Holding AG(2)	84	25,416
Aluflexpack AG(2)	154	3,826
ams AG(2)	2,550	45,342
APG SGA SA(2)	4	826
Arbonia AG	1,126	23,804
Aryzta AG(2)	998	1,163
Ascom Holding AG(2)	361	4,667
Autoneum Holding AG(2)	35	5,329
Bachem Holding AG, Class B	36	26,011
Baloise Holding AG	413	61,611
Banque Cantonale Vaudoise	176	14,301
Barry Callebaut AG	42	99,365
Belimo Holding AG	51	29,507
Bell Food Group AG	17	5,385
Bellevue Group AG	89	3,861
BKW AG	65	8,841
Bobst Group SA(2)	202	17,691
Bossard Holding AG, Class A	91	30,083
Bucher Industries AG	52	23,693
Burckhardt Compression Holding AG	65	28,813
Burkhalter Holding AG	46	3,356
Bystronic AG	14	19,176
Cembra Money Bank AG	180	12,470
Chocoladefabriken Lindt & Spruengli AG, Participation Ceritificate	5	61,538
Cie Financiere Richemont SA	1,939	288,553
Clariant AG(2)	1,815	35,540
Coltene Holding AG(2)	73	8,053
Comet Holding AG	138	51,927
COSMO Pharmaceuticals NV(2)	51	3,585
Credit Suisse Group AG, ADR(1)	17,155	164,860
Daetwyler Holding AG	76	29,794
DKSH Holding AG	440	35,152
dormakaba Holding AG	51	31,328
Dufry AG(2)	372	16,710
EFG International AG(2)	847	6,077
Emmi AG	23	25,690
EMS-Chemie Holding AG	27	25,739
Evolva Holding SA(2)	11,416	1,743
Flughafen Zurich AG(2)	162	26,953
Forbo Holding AG	10	19,257
Fundamenta Real Estate AG	318	6,792
Galenica AG	134	9,203
GAM Holding AG(2)	1,797	2,650
Geberit AG	130	99,256
Georg Fischer AG	45	65,536
Givaudan SA	14	68,443
Gurit Holding AG	6	9,691
Helvetia Holding AG	354	39,043
Holcim Ltd.(2)	2,775	133,683
Huber + Suhner AG	125	11,153
Implenia AG(2)	101	1,977
Ina Invest Holding AG(2)	20	408
Inficon Holding AG	27	34,572
Interroll Holding AG	11	50,448

Intershop Holding AG	7	4,363
Julius Baer Group Ltd.	1,904	118,170
Kardex Holding AG	96	28,901
Komax Holding AG(2)	34	9,093
Kuehne + Nagel International AG	323	92,336
Landis+Gyr Group AG(2)	94	5,867
LEM Holding SA	6	15,857
Leonteq AG	202	14,419
Liechtensteinische Landesbank AG	79	4,431
Logitech International SA	1,700	135,581
Lonza Group AG	87	70,152
Medacta Group SA(2)	105	14,729
Medartis Holding AG(2)	54	6,349
Medmix AG(2)	220	10,496
Metall Zug AG, B Shares	4	8,417
Mobilezone Holding AG	498	6,956
Mobimo Holding AG(2)	69	22,428
Nestle SA	4,149	531,785
Novartis AG, ADR	5,153	410,694
OC Oerlikon Corp. AG	2,162	21,045
Orior AG	86	8,261
Partners Group Holding AG	158	272,684
Peach Property Group AG	168	11,134
PSP Swiss Property AG	342	40,109
Rieter Holding AG(2)	59	11,440
Roche Holding AG	2,593	1,012,334
Roche Holding AG, Bearer Shares	116	48,099
Schindler Holding AG	74	18,366
Schindler Holding AG, Bearer Participation Certificate	151	38,893
Schweiter Technologies AG	10	14,396
Sensirion Holding AG(2)	193	26,092
SFS Group AG	137	17,365
SGS SA	35	105,587
Siegfried Holding AG(2)	35	31,494
SIG Combibloc Group AG(2)	1,594	42,018
Sika AG	252	98,406
Softwareone Holding AG(2)	836	17,543
Sonova Holding AG	123	46,226
St Galler Kantonalbank AG	21	10,110
Stadler Rail AG	46	1,998
Straumann Holding AG	52	110,549
Sulzer AG	326	30,911
Swatch Group AG (The)	374	21,359
Swatch Group AG (The), Bearer Shares	183	53,749
Swiss Life Holding AG	254	145,781
Swiss Prime Site AG	520	49,257
Swiss Re AG	1,362	127,838
Swisscom AG	243	134,989
Swissquote Group Holding SA	146	29,434
Tecan Group AG	81	48,271
Temenos AG	442	56,529
TX Group AG(2)	61	10,058
u-blox Holding AG(2)	60	4,270
UBS Group AG(2)	15,455	267,062
V-ZUG Holding AG(2)	38	4,881

Valiant Holding AG	140	13,194
Valora Holding AG(2)	44	7,564
VAT Group AG	94	45,156
Vetropack Holding AG	50	2,882
Vifor Pharma AG	318	35,651
Vontobel Holding AG	390	32,171
VP Bank AG	24	2,531
VZ Holding AG	197	19,505
Ypsomed Holding AG	8	1,519
Zehnder Group AG	116	11,324
Zurich Insurance Group AG	733	301,343
		7,140,830
United Kingdom — 12.8%
3i Group plc	7,399	135,756
Aberdeen plc	11,000	34,012
Admiral Group plc	1,606	63,139
AG Barr plc	685	4,826
AJ Bell plc	2,395	12,406
Anglo American plc	6,546	240,957
Anglo Asian Mining plc	529	751
Antofagasta plc	2,452	44,829
AO World plc(2)	4,668	5,829
Ashmore Group plc	1,623	6,447
Ashtead Group plc	3,206	257,917
ASOS plc(2)	317	9,923
Associated British Foods plc	593	15,137
Aston Martin Lagonda Global Holdings plc(2)	38	750
AstraZeneca plc, ADR	8,500	466,055
Auto Trader Group plc	4,685	45,508
Avast plc	411	3,318
Avation plc(2)	285	342
AVEVA Group plc	241	10,287
Aviva plc	16,337	83,378
B&M European Value Retail SA	6,001	49,530
BAE Systems plc	2,704	19,693
Balfour Beatty plc	1,849	5,745
Bank of Georgia Group plc	478	9,880
Barclays plc, ADR	20,970	207,603
Barratt Developments plc	5,700	52,787
Beazley plc(2)	2,177	11,593
Bellway plc	783	32,683
Berkeley Group Holdings plc	217	12,353
BHP Group plc, ADR(1)	3,901	214,477
Biffa plc	4,089	18,971
Bioventix plc	97	4,265
Bloomsbury Publishing plc	1,593	7,841
Bodycote plc	2,068	22,487
boohoo Group plc(2)	5,993	13,211
BP plc, ADR	9,397	243,946
Brewin Dolphin Holdings plc	3,143	14,256
Britvic plc	3,501	41,328
BT Group plc(2)	77,068	162,235
Bunzl plc	1,040	39,571
Burberry Group plc	2,572	60,408
Burford Capital Ltd.	2,226	22,580

Bytes Technology Group plc	2,614	19,180
Cairn Energy plc	8,660	21,124
Capita plc(2)	2,336	1,365
Carnival plc, ADR(1)(2)	380	6,152
Centamin plc	15,784	20,409
Central Asia Metals plc	2,002	6,470
Centrica plc(2)	51,956	44,669
Cerillion plc	701	7,670
Chemring Group plc	1,059	3,882
Clinigen Group plc(1)	497	3,924
Clipper Logistics plc	1,166	10,310
Close Brothers Group plc	2,096	35,929
CMC Markets plc	1,424	4,395
Coats Group plc	14,652	11,963
Coca-Cola HBC AG(2)	930	28,640
Compass Group plc(2)	1,753	34,197
Computacenter plc	643	24,135
ContourGlobal plc	2,246	5,414
ConvaTec Group plc	3,280	8,392
Countryside Properties plc(2)	390	2,143
Cranswick plc	252	11,925
Crest Nicholson Holdings plc	4,562	19,326
Croda International plc	419	56,192
Currys PLC	686	1,190
CVS Group plc	810	23,722
Daily Mail & General Trust plc	954	13,740
DCC plc	387	28,505
De La Rue plc(1)(2)	2,261	4,266
Dechra Pharmaceuticals plc	30	2,017
Devro plc	2,672	7,330
Diageo plc, ADR	1,276	259,245
Diploma plc	266	11,323
Direct Line Insurance Group plc	11,122	39,856
Diversified Energy Co. plc	6,380	8,422
Domino's Pizza Group plc	1,387	6,617
Dr. Martens plc(2)	804	4,282
Drax Group plc	5,526	40,346
DS Smith plc	4,136	19,723
Dunelm Group plc	1,103	19,566
easyJet plc(2)	1,160	7,672
Eckoh plc	1,273	1,012
Electrocomponents plc	1,903	30,655
EMIS Group plc	656	11,367
Ergomed plc(2)	532	9,014
Essentra plc	981	3,971
Evraz plc	4,911	37,438
Experian plc	2,057	92,351
Ferguson plc	1,114	169,582
Ferrexpo plc	4,115	15,817
Firstgroup plc(1)(2)	23,284	29,126
Forterra plc	2,009	6,589
Frasers Group plc(2)	2,273	20,618
Fresnillo plc	497	5,996
Frontier Developments plc(2)	65	1,525
Games Workshop Group plc	365	45,334

Gamma Communications plc	370	8,423
Gateley Holdings plc	451	1,316
Genus plc	152	9,750
Georgia Capital plc(2)	584	4,921
GlaxoSmithKline plc, ADR(1)	8,270	340,062
Glencore plc(2)	27,888	132,406
Go-Ahead Group plc (The)(2)	672	5,928
Golar LNG Ltd.(2)	1,158	13,664
Grafton Group plc	4,069	63,261
Grainger plc	4,141	16,454
Greggs plc	938	37,335
Gulf Keystone Petroleum Ltd.	636	1,476
Gym Group plc (The)(2)	298	934
Halfords Group plc	3,874	15,751
Halma plc	1,280	51,022
Harbour Energy plc(2)	2,123	11,100
Hargreaves Lansdown plc	3,135	55,644
Hays plc	11,502	22,501
Headlam Group plc	1,141	6,585
Helical plc	1,145	6,754
Hikma Pharmaceuticals plc	744	21,869
Hill & Smith Holdings plc	879	19,633
Hiscox Ltd.	476	5,287
Hochschild Mining plc	4,168	7,320
HomeServe plc	887	10,562
Hotel Chocolat Group plc(2)	183	1,234
Howden Joinery Group plc	4,660	53,688
HSBC Holdings plc, ADR(1)	10,927	302,459
Hunting plc	2,569	5,066
Ibstock plc	6,036	15,479
IG Group Holdings plc	5,057	52,045
IMI plc	2,241	50,648
Impax Asset Management Group plc	566	9,944
Inchcape plc	3,685	40,728
Indivior plc(2)	13,135	39,987
Informa plc(2)	300	1,858
IntegraFin Holdings plc	3,996	30,655
InterContinental Hotels Group plc(2)	322	19,133
Intermediate Capital Group plc	2,280	63,337
International Personal Finance plc	4,374	7,126
Intertek Group plc	842	59,626
Investec plc	7,414	37,254
IP Group plc	14,801	22,800
ITV plc(2)	12,599	18,512
IWG plc(2)	7,707	28,538
J D Wetherspoon plc(2)	378	4,289
J Sainsbury plc	20,840	76,563
Jadestone Energy plc(1)	2,676	2,810
JD Sports Fashion plc	20,595	60,906
JET2 plc(2)	1,045	13,583
Johnson Matthey plc	2,250	62,509
Jubilee Metals Group plc(1)(2)	28,078	5,954
Judges Scientific plc	96	9,970
Jupiter Fund Management plc	1,426	4,451
Just Group plc(2)	13,695	14,182

K3 Capital Group plc	1,453	5,821
Kainos Group plc	1,078	26,673
Kape Technologies plc(2)	1,411	7,510
Keller Group plc	1,301	15,593
Kingfisher plc	17,026	71,547
Knights Group Holdings plc(2)	237	1,268
Lancashire Holdings Ltd.	652	4,405
Legal & General Group plc	41,554	155,241
Liberty Global plc, Class A(2)	753	19,879
Liberty Global plc, Class C(2)	1,643	43,770
Liontrust Asset Management plc	522	14,209
Lloyds Banking Group plc, ADR	77,227	187,662
London Stock Exchange Group plc	382	33,093
Lookers plc(2)	1,152	892
Luxfer Holdings plc	635	12,052
M&G plc	23,519	58,373
Man Group plc	6,998	19,995
Marks & Spencer Group plc(2)	21,613	67,811
Marshalls plc	1,051	9,673
Marston's plc(2)	6,983	6,058
McBride plc(2)	3,696	3,145
Mediclinic International plc(2)	2,606	9,972
Meggitt plc(2)	3,447	33,708
Micro Focus International plc, ADR	162	771
Mitchells & Butlers plc(1)(2)	2,602	8,052
Mitie Group plc(2)	1,968	1,679
Molten Ventures plc(2)	2,262	27,796
Mondi plc	2,319	52,973
Moneysupermarket.com Group plc	4,312	11,520
Morgan Advanced Materials plc	3,279	15,628
Morgan Sindall Group plc	493	15,565
Mortgage Advice Bureau Holdings Ltd.	524	9,208
Motorpoint group plc(2)	1,442	6,426
Naked Wines plc(1)(2)	964	8,150
National Grid plc, ADR	1,815	119,917
Natwest Group plc, ADR	13,113	73,826
Network International Holdings plc(2)	1,147	4,083
Next plc	885	92,460
Ninety One plc	541	1,819
Norcros plc	2,404	9,350
Ocado Group plc(2)	886	21,151
On the Beach Group plc(2)	178	484
OSB Group plc	2,623	17,498
Pagegroup plc	4,975	41,531
Pan African Resources plc	11,404	2,732
Paragon Banking Group plc	2,054	14,137
PayPoint plc	948	7,604
Pearson plc, ADR	1,762	14,184
Pennon Group plc	2,133	34,600
Persimmon plc	2,338	84,965
Petrofac Ltd.(2)	3,277	4,746
Petropavlovsk plc(1)(2)	26,205	7,392
Phoenix Group Holdings plc	5,470	46,449
Playtech plc(2)	3,187	31,764
Plus500 Ltd.	1,313	22,175

Premier Foods plc	10,225	13,966
Provident Financial plc(2)	5,426	25,506
Prudential plc, ADR	3,698	124,955
PZ Cussons plc	2,000	5,143
QinetiQ Group plc	4,323	14,907
Quilter plc	13,962	26,107
Rathbone Brothers plc	322	7,975
Reach plc	5,624	19,160
Reckitt Benckiser Group plc	1,715	138,920
Redde Northgate plc	3,835	20,052
Redrow plc	2,353	20,208
RELX plc, ADR	5,804	179,982
Renewi plc(2)	877	8,984
Renishaw plc	107	6,423
Rentokil Initial plc	4,062	33,079
Restore plc	170	1,096
Rhi Magnesita NV	334	13,260
Rightmove plc	7,332	72,816
Rio Tinto plc, ADR(1)	3,856	241,733
Rolls-Royce Holdings plc(2)	23,152	37,769
Rotork plc	3,859	17,489
Royal Dutch Shell plc, Class A ADR	7,093	298,190
Royal Dutch Shell plc, Class B ADR	6,117	257,281
Royal Mail plc	8,658	57,662
RWS Holdings plc	566	4,716
Sabre Insurance Group plc	263	659
Saga plc(2)	108	369
Sage Group plc (The)	3,218	33,024
Savills plc	2,041	36,195
Schroders plc	450	20,522
Senior plc(2)	6,285	10,929
Serco Group plc	3,080	5,358
Serica Energy plc	3,636	10,209
Severn Trent plc	1,404	53,794
Shanta Gold Ltd.	16,512	2,640
SIG plc(2)	12,374	8,141
Sirius Real Estate Ltd.	6,667	12,079
Smart Metering Systems plc	512	5,494
Smith & Nephew plc, ADR	2,446	78,639
Smiths Group plc	906	17,304
Softcat plc	1,227	30,240
Spectris plc	435	20,379
Speedy Hire plc	6,740	5,615
Spirax-Sarco Engineering plc	254	52,702
Spire Healthcare Group plc(2)	642	1,968
Spirent Communications plc	3,163	11,411
SSE plc	2,815	57,873
SSP Group plc(2)	3,100	8,874
St. James's Place plc	5,906	121,607
Stagecoach Group plc(2)	3,838	3,478
Standard Chartered plc (London)	12,389	68,178
SThree plc	2,722	18,818
Strix Group plc	2,672	10,977
Studio Retail Group plc(2)	420	926
Superdry plc(2)	1,215	4,094

Synthomer plc	2,700	16,868
Tate & Lyle plc	4,408	36,929
Tatton Asset Management plc	821	6,581
Taylor Wimpey plc	13,697	28,767
TBC Bank Group plc	854	17,661
Ted Baker plc(2)	3,255	4,806
Telecom Plus plc	530	10,086
Tesco plc	27,194	100,304
TI Fluid Systems plc	1,823	5,315
Topps Tiles plc(2)	1,038	843
TP Icap Group plc	4,487	7,628
Trainline plc(2)	174	629
Travis Perkins plc	1,908	36,680
Treatt plc	501	7,419
TUI AG(2)	2,877	7,579
Tullow Oil plc(2)	13,780	7,598
Ultra Electronics Holdings plc	39	1,602
Unilever plc, ADR	4,596	233,707
United Utilities Group plc	4,817	69,186
Vertu Motors plc(2)	1,944	1,587
Vesuvius plc	1,468	8,052
Victrex plc	494	15,085
Virgin Money UK plc(2)	16,432	36,889
Vistry Group plc	958	13,638
Vodafone Group plc, ADR(1)	12,095	177,555
Vp plc	87	1,097
Watkin Jones plc	3,373	10,958
Weir Group plc (The)	1,376	30,323
WH Smith plc(2)	794	13,958
Whitbread plc(2)	334	12,450
Wickes Group plc	3,918	10,986
WPP plc, ADR(1)	174	12,121
Yellow Cake plc(1)(2)	1,065	4,749
		10,988,821
United States†
Jackson Financial, Inc., Class A(1)	74	2,343
TOTAL COMMON STOCKS (Cost $67,240,777)		83,168,155
RIGHTS†
Germany†
Vonovia SE(2) (Cost $—)	1,405	4,955
TEMPORARY CASH INVESTMENTS — 4.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $3,513,599)	3,513,599	3,513,599
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 2.4%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $2,051,483)	2,051,483	2,051,483
TOTAL INVESTMENT SECURITIES — 103.8% (Cost $72,805,859)		88,738,192
OTHER ASSETS AND LIABILITIES — (3.8)%		(3,280,485)
TOTAL NET ASSETS — 100.0%		$85,457,707

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
S&P 500 E-Mini	5	December 2021	$1,141,563	$37,442
^Amount represents value and unrealized appreciation (depreciation).

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	19.7%
Industrials	17.4%
Consumer Discretionary	11.6%
Materials	9.9%
Health Care	8.1%
Information Technology	7.9%
Consumer Staples	6.3%
Communication Services	5.0%
Energy	4.9%
Utilities	4.4%
Real Estate	2.1%
Temporary Cash Investments	4.1%
Temporary Cash Investments - Securities Lending Collateral	2.4%
Other Assets and Liabilities	(3.8)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CVA	-	Certificaten Van Aandelen
SDR	-	Swedish Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $4,374,825. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Non-income producing.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $4,621,028, which includes securities collateral of $2,569,545.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Australia	490,845	4,830,400	—
Belgium	109,933	651,220	—
Canada	17,004	8,502,487	—
Denmark	700,544	1,233,585	—
Finland	107,817	743,802	—
France	1,077,969	6,680,892	—
Germany	361,201	5,860,496	—
Hong Kong	25,053	1,995,176	—
Israel	163,157	622,278	—
Italy	153,447	1,725,294	—
Japan	1,861,457	15,950,864	—
Netherlands	1,316,905	2,158,435	—
Norway	89,545	582,582	—
Singapore	111,771	843,331	—
Spain	438,933	1,205,466	—
Sweden	146,887	3,104,037	—
Switzerland	911,958	6,228,872	—
United Kingdom	4,129,887	6,858,934	—
United States	2,343	—	—
Other Countries	—	1,173,348	—
Rights	—	4,955	—
Temporary Cash Investments	3,513,599	—	—
Temporary Cash Investments - Securities Lending Collateral	2,051,483	—	—
	17,781,738	70,956,454	—
Other Financial Instruments
Futures Contracts	37,442	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.